Investor Class

Robeco Investment Funds

of the RBB Fund, Inc.

Prospectus December 31, 2006

as revised January 1, 2007

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Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG Core Bond Fund

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

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A look at the goals, strategies, risks, expenses and financial history of each of the Robeco Investment Funds.

Details about the Robeco Investment Funds’ service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

INTRODUCTION 3

DESCRIPTIONS OF THE ROBECO INVESTMENT FUNDS

Robeco Boston Partners Large Cap Value Fund4

Robeco Boston Partners Mid Cap Value Fund9

Robeco Boston Partners Small Cap Value Fund II14

Robeco Boston Partners All-Cap Value Fund20

Robeco Boston Partners Long/Short Equity Fund26

Robeco WPG Core Bond Fund32

More About the Core Bond Fund’s Investments and Risks38

Disclosure of Portfolio Holdings39

MANAGEMENT OF THE FUNDS

Investment Adviser40

Portfolio Managers40

Other Service Providers43

SHAREHOLDER INFORMATION

Pricing of Fund Shares44

Market Timing44

Purchase of Fund Shares45

Redemption of Fund Shares47

Exchange Privilege50

Dividends and Distributions50

Taxes50

Multi-Class Structure52

FOR MORE INFORMATIONBack Cover

2

INTRODUCTION

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Investor Class of the Robeco Investment Funds of The RBB Fund, Inc. (the “Company”).

The mutual funds of the Company offered by this prospectus represent interests in the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund (collectively, the “Boston Partners Funds”) and Robeco WPG Core Bond Fund (the “Core Bond Fund”) (each a “Fund” and collectively, the “Funds”). Robeco Investment Management, Inc. (“Robeco” or the “Adviser”) provides investment advisory services to the Funds.

This Prospectus has been organized so that each Fund has its own short section with important facts about the goals, strategies, risks, expenses and financial history of the particular Fund. Once you read the sections about the Funds, read the “Purchase of Fund Shares” and “Redemption of Fund Shares” sections. These two sections apply to all the Funds offered by this Prospectus.

Currently, the Robeco Boston Partners Small Cap Value Fund II is closed to new investors. In addition, the Robeco Boston Partners Long/Short Equity Fund is closed to new and existing shareholders, except defined contribution plans (excluding IRA accounts) currently invested in the Fund. Please read “Other Purchase Information” beginning on page 46 for more information.

3

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Goals

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Primary Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the Adviser as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

4

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Large Cap Value Fund’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31:

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            14.95% (quarter ended June 30, 2003)

Worst Quarter:       (18.14)% (quarter ended September 30, 2000)

Year-to-date total return for the nine months ended September 30, 2006: 9.95%.

5

Average Annual Total Returns

The table below compares average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of broad-based securities market indices for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Large Cap Value Fund
Return Before Taxes	10.47%	5.95%	8.65%
Return After Taxes on Distributions	7.85%	4.45%	7.10%
Return After Taxes on Distributions and Sale of Fund Shares	9.44%	4.45%	6.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(2)	4.89%	0.54%	7.10%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)(3)	7.05%	5.28%	9.43%

(1)	Commenced operations on January 16, 1997.

(2)	The S&P 500® Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index. Currently, the market capitalization range of the companies in the S&P 500® Index is $1.6 billion to $444 billion. Please note that this range is as of a particular point in time and is subject to change.

(3)	The Russell 1000® Value Index is not the primary benchmark of the Fund. Results of the index’s performance are presented for general comparative purposes. The Russell 1000® Value Index is an unmanaged index composed of the 1,000 largest securities in the Russell 3000® Index as ranked by total market capitalization. This index is segmented into growth and value categories. Currently, the market capitalization range of the companies in the Russell 1000® Value Index is $1.6 billion to $444.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 1000® Value Index contains stocks from the Russell 3000® with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000® Value Index is a registered trademark of the Frank Russell Corporation.

6

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2006.

Investor Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.60%
Distribution (12b-1) fees	0.25%
Other Expenses (1)	0.62%

Total annual Fund operating expenses	1.47%
Fee waivers (2)	(0.47)%

Net expenses	1.00%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 1.00%. The 1.00% expense limitation arrangement was effective on March 31, 2006.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Investor Class	$102	$420	$761	$1,724

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

7

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Large Cap Value Fund
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$15.22	$12.86	$11.01	$10.50	$13.73

Net investment income	0.13 *	0.08 *	0.05 *	0.07 *	0.04 *
Net realized and unrealized gain/(loss) on investments	1.57	2.36	1.88	0.57	(1.56)
Dividends to shareholders from:
Net investment income	(0.13)	(0.08)	(0.08)	(0.04)	(0.10)
Net realized capital gains	(2.02)	—	—	(0.09)	(1.61)

Total dividends and distributions to shareholders	(2.15)	(0.08)	(0.08)	(0.13)	(1.71)

Net asset value, end of period	$14.77	$15.22	$12.86	$11.01	$10.50

Total investment return (1)	12.14%	19.04%	17.53%	6.22%	(12.87)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,114	$12,827	$8,112	$5,116	$7,893
Ratio of expenses to average net assets	1.11%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.46%	1.61%	1.47%	1.66%	1.61%
Ratio of net investment income to average net assets	0.87%	0.53%	0.43%	0.66%	0.37%
Portfolio turnover rate	58.04%	76.91%	47.21%	81.13%	88.65%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

8

ROBECO BOSTON PARTNERS MID CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Goals

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Primary Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the Adviser as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell Midcap® Value Index, which is comprised of those companies in the Russell Midcap® Index with lower price to book ratios and lower forecasted growth values and with a market capitalization range currently between $700 million and $26.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 150%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

9

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•	Securities of companies with mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Mid Cap Value Fund’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            18.74% (quarter ended June 30, 2003)

Worst Quarter:       (20.89)% (quarter ended September 30, 1998)

Year-to-date total return for the nine months ended September 30, 2006: 5.39%.

10

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year, past five years and since inception to the average annual total returns of broad-based securities market indicies for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Mid Cap Value Fund
Returns Before Taxes	9.96%	10.80%	8.83%
Returns After Taxes on Distributions	7.31%	8.13%	7.12%
Returns After Taxes on Distributions and Sale of Fund Shares	8.80%	8.02%	6.85%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes) (2) (4)	8.11%	9.14%	10.42%
Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) (3) (4)	7.74%	13.43%	12.43%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes) (4)	12.65%	12.21%	12.31%

(1)	Commenced operations on June 2, 1997.

(2)	The Russell 2500™ Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. Currently, the market capitalization range of the companies in the Russell 2500™ Index is $67 million to $8.5 billion. Please note that this range is as of a particular point in time and is subject to change.

(3)	The Russell 2500™ Value Index contains stocks from the Russell 2500™ Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell 2500™ Value Index is $91 million to $7.2 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2500™ Value Index is a registered trademark of the Frank Russell Corporation.

(4)	The Russell Midcap® Value Index contains stocks from the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell Midcap® Value Index is $1.3 billion to $19.3 billion. Please note this range is as of a particular point in time and is subject to change. The Fund has changed the benchmark indices from the Russell 2500™ Index and Russell 2500™ Value Index to the Russell Midcap® Value Index because the Russell Midcap® Value Index more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

11

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2006.

Investor Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	0.25%
Other expenses (1)	0.58%

Total annual Fund operating expenses	1.63%
Fee waivers (2)	(0.38)%

Net expenses	1.25%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 1.25%.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Investor Class	$127	$478	$853	$1,907

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

12

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Mid Cap Value Fund
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$13.80	$13.02	$11.43	$9.58	$12.43

Net investment income/(loss)	(0.01)*	—[2]	(0.02)*	0.02 *	(0.02)*
Net realized and unrealized gain/(loss) on investments	0.87	3.13	1.65	1.83	(0.94)
Dividends to shareholders from:
Net investment income	—	—	(0.04)	—	(0.03)
Net realized capital gains	(1.85)	(2.35)	—	—	(1.86)

Total dividends and distributions to shareholders	(1.85)	(2.35)	(0.04)	—	(1.89)

Net asset value, end of period	$12.81	$13.80	$13.02	$11.43	$9.58

Total investment return (1)	6.59%	25.47%	14.08%	19.31%	(9.26)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,334	$4,462	$2,819	$3,159	$6,232
Ratio of expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.70%	1.56%	1.51%	1.65%	1.57%
Ratio of net investment income to average net assets	(0.04)%	(0.22)%	(0.18)%	0.21%	(0.18)%
Portfolio turnover rate	97.30%	74.08%	67.40%	77.87%	99.23%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Amount is less than $0.01 per share.

13

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Goals

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Primary Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Index, which is comprised of the 2000 smallest companies in the Russell 3000® Index and with a market capitalization range, as of September 30, 2006, between $67 million and $2.9 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will fluctuate with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

14

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1.5 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market values greater than $1.5 billion and are more susceptible to changes in the business cycle.

•	The small capitalization equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 175%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

15

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Small Cap Value Fund II’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:         29.19% (quarter ended June 30, 2003)

Worst Quarter:   (21.19)% (quarter ended September 30, 2002)

Year-to-date total return for the nine months ended September 30, 2006: 4.56%.

16

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Small Cap Value Fund II
Returns Before Taxes	7.54%	18.88%	15.63%
Returns After Taxes on Distributions	5.01%	17.61%	14.65%
Returns After Taxes on Distributions and Sale of Fund Shares	7.41%	16.38%	13.66%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) (2)	4.71%	13.55%	10.01%

(1)	Commenced operations on July 1, 1998.

(2)	The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell 2000® Value Index is $91 million to $2.9 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2000® Value Index is a registered trademark of the Frank Russell Corporation.

17

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based upon expenses for the Fund for the fiscal year ended August 31, 2006.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	1.25%
Distribution (12b-1) fees	0.25%
Other Expenses (2)	0.28%

Total annual Fund operating expenses	1.78%
Fee waivers and expense reimbursements (3)	(0.01)%

Net expenses	1.77%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(3)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 1.80%.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year	5 Year	10 Year
Investor Class	$180	$559	$964	$2,094

18

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Small Cap Value Fund II
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$24.35	$22.53	$20.00	$15.61	$17.09

Net investment income/(loss)	(0.13)**	(0.17)	(0.18)**	(0.12)**	(0.17)**
Net realized and unrealized gain/(loss) on investments	1.54	5.01	2.90	4.49	(1.21)
Dividends to shareholders from:
Net investment income	—	—	—	—	—
Net realized capital gains	(3.36)	(3.03)	(0.20)	— (3)	(0.21)

Total dividends and distributions to shareholders	(3.36)	(3.03)	(0.20)	— (3)	(0.21)

Redemption fees	— (3)	0.01	0.01	0.02	0.11

Net asset value, end of period	$22.40	$24.35	$22.53	$20.00	$15.61

Total investment return (1) (2)	6.12%	22.32%	13.69%	28.16%	(7.54)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$230,362	$274,648	$327,569	$279,593	$253,838
Ratio of expenses to average net assets	1.77%	1.78%	1.74%	1.80%	1.79%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.78%	1.79%	1.74%	2.04%	1.92%
Ratio of net investment income to average net assets	(0.58)%	(0.64)%	(0.77)%	(0.77)%	(1.00)%
Portfolio turnover rate	33.60%	37.61%	47.06%	72.72%	119.30%

**	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Redemption fees are reflected in total return calculations.

(3)	Amount is less than $0.01 per share.

19

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Goals

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Primary Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers across the capitalization spectrum and identified by the Adviser as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

20

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

•	Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•	The small capitalization equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

21

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners All-Cap Value Fund’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:         18.47% (quarter ended June 30, 2003)

Worst Quarter:     (4.36)% (quarter ended March 31, 2003)

Year-to-date total return for the nine months ended September 30, 2006: 7.51%.

22

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	Since Inception (1)
Robeco Boston Partners All-Cap Value Fund
Return Before Taxes	9.57%	15.52%
Return After Taxes on Distributions	8.22%	14.80%
Return After Taxes on Distributions and Sale of Fund Shares	7.31%	13.32%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) (2)	6.85%	11.10%

(1)	Commenced operations on July 1, 2002.

(2)	The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies that typically display lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indices. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Currently, the market capitalization range of the companies in the Russell 3000® Value Index is $91 million to $444 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 3000® Value Index is a registered trademark of the Frank Russell Corporation.

23

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based upon expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2006.

Investor Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	0.25%
Other Expenses (1)	2.13%

Total annual Fund operating expenses	3.18%
Fee waivers (2)	(1.98)%

Net expenses	1.20%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 1.20%. The 1.20% expense limitation arrangement was effective on March 31, 2006.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Investor Class	$122	$804	$1,515	$3,407

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

24

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	All-Cap Value Fund
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Period Ended July 31, 2002* through August 31, 2002
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$15.49	$13.26	$10.80	$9.44	$10.00

Net investment income/(loss)	0.11 **	0.03	0.02	0.04	—
Net realized and unrealized gain/(loss) on investments	1.03	2.83	2.48	1.34	(0.56)
Dividends to shareholders from:
Net investment income	(0.05)	(0.03)	(0.04)	(0.02)	—
Net realized capital gains	(0.95)	(0.60)	—	—	—

Total dividends and distributions to shareholders	(1.00)	(0.93)	(0.04)	(0.02)	—

Net asset value, end of period	$15.63	$15.49	$13.26	$10.80	$9.44

Total investment return (1)	7.72%	22.06%	23.13%	14.63%	(5.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,739	$2,840	$649	$106	$84
Ratio of expenses to average net assets	1.34%	1.50%	1.50%	1.50%	1.50	%(2)
Ratio of expenses to average net assets without waivers and expense reimbursements	3.19%	4.04%	5.84%	9.88%	15.34	%(2)
Ratio of net investment income to average net assets	0.69%	0.20%	0.14%	0.41%	(0.01	)%(2)
Portfolio turnover rate	51.10%	28.72%	27.40%	38.36%	6.61%

*	Commencement of operations.

**	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Annualized.

25

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Total Return: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Short Sale: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Short-Term Cash Instruments: These temporary investments include notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

Federal Funds Rate: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Goals

The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Primary Investment Strategies

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund will notify shareholders 60 days in advance of any change to this policy.

Under normal circumstances, the Adviser expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

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Key Risks

•	The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

•	Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

•	Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than $1 billion and are more susceptible to changes in the business cycle.

•	Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•	The small capitalization equity securities in which the Fund may invest will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

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•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Long/Short Equity Fund’s Investor Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            18.26% (quarter ended December 31, 2001)

Worst Quarter:       (11.19)% (quarter ended December 31, 1999)

Year-to-date total return for the nine months ended September 30, 2006: 9.13%.

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Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indicator of how the Fund will perform in the future. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Long/Short Equity Fund
Returns Before Taxes	16.98%	8.90%	10.39%
Returns After Taxes on Distributions	14.49%	7.88%	9.52%
Returns After Taxes on Distributions and Sale of Fund Shares	11.86%	7.19%	8.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(2)	4.89%	0.54%	2.29%

(1)	Commenced operations on November 17, 1998.

(2)	The S&P 500® Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

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Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based on expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2006.

Investor Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	2.25%
Distribution (12b-1) fees	0.25%
Other expenses (2)	1.15%

Total annual Fund operating expenses	3.65%
Fee waivers and expense reimbursements (3)	(0.16)%

Net expenses	3.49%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. “Other expenses” and “Total annual Fund operating expenses” include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.52% of average net assets for the most recent fiscal year. A $15.00 custodial maintenance fee is charged per IRA account per year.

(3)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 2.75% (excluding short sale dividend expenses).

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Investor Class	$352	$1,104	$1,876	$3,901

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

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FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Long/Short Equity Fund
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$17.74	$14.62	$14.27	$15.13	$15.87

Net investment income/(loss)	(0.30)**	(0.28)	(0.36)**	(0.31)**	0.04 **
Net realized and unrealized gain/(loss) on investments	2.38	3.39	0.69	0.10	(0.33)
Dividends to shareholders from:
Net investment income	—	—	—	—	(0.01)
Net realized capital gains	(1.47)	—	—	(0.51)	(0.50)
Tax return of capital	—	—	—	(0.17)	—

Total dividends and distributions to shareholders	(1.47)	—	—	(0.68)	(0.51)

Redemption fees	0.01	0.01	0.02	0.03	0.06

Net asset value, end of period	$18.36	$17.74	$14.62	$14.27	$15.13

Total investment return (1) (2)	12.69%	21.34%	2.45%	(1.32)%	(1.44)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,706	$24,716	$14,322	$15,381	$49,284
Ratio of expenses to average net assets with waivers and reimbursements	3.48%	3.37%	3.27%	3.32%	3.29%
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.75%	2.75%	2.75%	2.75%	2.75%
Ratio of expenses to average net assets without waivers and reimbursements	3.65%	3.55%	3.45%	3.69%	3.60%
Ratio of net investment income to average net assets	(1.77)%	(2.07)%	(2.50)%	(2.13)%	0.27%
Portfolio turnover rate	108.59%	107.14%	239.06%	282.36%	219.52%

**	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Redemption fees are reflected in total return calculations.

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ROBECO WPG CORE BOND FUND

IMPORTANT DEFINITIONS

Bonds: A bond is a type of fixed income or debt security. When a fund buys a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond matures when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.

Derivatives: A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

Duration: As used in this Prospectus, duration means the weighted average term to maturity of a fixed income security’s cash flows, based on their present values. Duration, which is expressed as a number of years from the purchase date of a security, can be used as a single measurement to compare fixed income securities with different issue dates, maturity dates, coupon rates and yields to maturity.

Investment Goal

Current income, consistent with capital preservation. The Fund’s investment goal is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors.

Primary Investment Strategies

Investments: The Fund invests substantially all, but at least 80%, of its net assets (including any borrowings for investment purposes) in U.S. dollar denominated or quoted bonds issued by domestic or foreign companies or governmental entities. The Fund may invest in all types of bonds, including notes, mortgage-backed and asset-backed securities (including mortgage-backed derivative securities), convertible debt securities, municipal securities, and short-term debt securities. The Fund may also invest in fixed income securities of all types, including preferred stock. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

Credit Quality: Investment grade only. This means bonds that are rated in one of the top four long-term rating categories by at least one major rating agency or are of comparable credit quality.

Duration: Average dollar weighted portfolio duration between three and seven years, but individual bonds may be of any duration. The Fund’s duration will generally be in a narrow range relative to the duration of its benchmark, the Lehman Brothers Aggregate Index.

Strategies: There are three principal factors in the Adviser’s selection process — maturity allocation, sector allocation and individual security selection.

•	The Adviser studies the relationship between bond yields and maturities under current market conditions and identifies maturities with high yields relative to the amount of risk involved.

•	The Adviser uses qualitative and quantitative methods to identify bond sectors that it believes are undervalued or will outperform other sectors. Sectors include U.S. Treasury securities and U.S. government agency securities, as well as corporate, mortgage-backed and asset-backed securities.

•	After the Fund’s maturity and sector allocations are made, the Adviser selects individual bonds within each sector. The Adviser performs both fundamental and quantitative analysis, looking at:

•	Stable or improving issuer credit quality;

•	Market inefficiencies that cause individual bonds to have high relative values; and

•	Structural features of securities, such as callability, liquidity, and prepayment characteristics and expectations.

•	The Adviser anticipates that the Fund’s strategy will result in active trading of the Fund’s portfolio securities and a high portfolio turnover rate.

Key Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments if any of the following occurs:

•	Interest rates rise, causing the bonds in the Fund’s portfolio to drop in value.

•	The issuer or guarantor of a bond owned by the Fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

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•	As a result of declining interest rates, the issuer of a bond exercises the right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding bonds. This is known as call or prepayment risk.

•	As a result of declining interest rates, the Fund may be able to invest only in lower yielding bonds, decreasing the Fund’s yield. This is known as interest risk.

•	When interest rates are rising, the average life of a bond is generally extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the bond’s duration and reduce the value of the bond. This is known as extension risk.

•	The Adviser’s judgments about the attractiveness, relative value or potential income of particular sectors or bonds proves to be wrong.

•	To the extent the Fund invests in bonds issued by foreign companies, the Fund may suffer losses or underperform compared to U.S. bond markets. The markets for foreign bonds may be smaller and less liquid than U.S. markets and less information about foreign companies may be available due to less rigorous accounting or disclosure standards. These risks are more pronounced to the extent the Fund invests in issuers in emerging market countries or significantly in one country.

•	To the extent the Fund has high portfolio turnover, it will generally incur additional transaction costs, which could detract from the Fund’s performance. The higher portfolio turnover rate may lead to the realization and distribution to shareholders of higher capital gains.

There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund may invest heavily in asset-backed and mortgage-related securities. Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because of inherent severe sensitivity to the level of interest rates.

33

Risk/Return Information

Investor Class Shares of the Robeco WPG Core Bond Fund commenced operations on January 17, 2006 and do not have a long-term performance record. The bar chart and table below illustrate the long-term performance of the Institutional Class Shares of the Fund, which are offered in a separate prospectus. The performance for periods prior to April 29, 2005 represents the performance of the WPG Core Bond Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985 as a separate portfolio of Weiss, Peck & Greer Funds Trust. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class shares of the Fund. The Investor Class Shares of the Fund would have similar total and average annual total returns because the shares are invested in the same investment portfolio of securities. The total and average annual total returns differ only to the extent that the classes do not have the same expenses.

The bar chart below shows you how the performance of the Fund’s Institutional Class Shares has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. The year to date total return as of September 30, 2006 shown below represents the total returns of the Fund’s Institutional Class Shares.

Total Returns for the Calendar Years Ended December 31:

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:         4.70% (quarter ended September 30, 2002)

Worst Quarter:   (2.62)% (quarter ended June 30, 2004)

As of September 30, 2006, the year to date return was 2.46% and the Fund’s 30-day yield was 4.86%. Call 1-888-261-4073 for current yields.

34

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class Shares for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	10 Years
Robeco WPG Core Bond Fund
Return Before Taxes	2.09%	6.35%	6.24%
Returns After Taxes on Distributions	0.79%	4.92%	4.30%
Returns After Taxes on Distributions and Sale of Fund Shares	1.35%	4.58%	4.12%
Lehman Brothers Aggregate Index (reflects no deduction for fees, expenses or taxes)(1)	0.80%	5.87%	6.19%

(1)	The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate debt securities, mortgage pass-through securities, and asset-backed securities. The Index is unmanaged and cannot be invested in directly.

35

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund. The table is based on expenses for the Investor Class Shares of the Fund for the fiscal year ended August 31, 2006.

Investor Class
Shareholder Fees (paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.45%
Service and Distribution (12b-1) fees	0.25%
Other Expenses (2)	0.34%

Total annual Fund operating expenses	1.04%
Fee waivers/expense reimbursements (3)	(0.36)%

Net expenses	0.68%

*	Shareholders requesting redemptions by wire are also charged a transaction fee of $7.50.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for 60 days or less. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	Other expenses include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges. A $15.00 custodial maintenance fee is charged per IRA account per year.

(3)	The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total annual Fund operating expenses to 0.68% of the Fund’s average daily net assets through December 31, 2007.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Investor Class	$69	$295	$539	$1,238

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

36

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the Investor Class Shares of the Fund for the period, January 17, 2006 (commencement of operations of Investor Class Shares) through August 31, 2006, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for this period has been audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Core Bond Fund
	For the period January 17, 2006* to August 31, 2006
	Investor Class
Per Share Operating Performance
Net asset value, beginning of period	$10.69

Net investment income	0.28	**
Net realized and unrealized gain/(loss) on investments	(0.19)
Dividends\Dividends to shareholders from:
Net investment income	(0.28)
Net realized capital gains	—

Total dividends and distributions to shareholders	(0.28)

Net asset value, end of period	$10.50

Total investment return(1)	0.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20
Ratio of expenses to average net assets	0.66	%(2)(4)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expenses)	1.04	%(4)
Ratio of net investment income to average net assets	4.23	%(4)
Portfolio turnover rate	626.69	%(3)

*	Commencement of operations.

**	Calculated based on average shares outstanding for the period.

(1)	Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not significantly differ.

(3)	The portfolio turnover rates excluding mortgage dollar roll transactions were 295.59%, 295.21% and 573.60% for the period ended August 31, 2006, for the period ended August 31, 2005 and the year ended December 31, 2004, respectively.

(4)	Annualized.

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MORE ABOUT THE CORE BOND FUND’S INVESTMENTS AND RISKS

This section provides some additional information about the Core Bond Fund’s investments and certain portfolio management techniques that the Fund may use. More information about the Funds’ investments and portfolio management techniques, some of which entail risks, is included in the SAI.

More About the Core Bond Fund’s Principal Investments and Risks

Derivative Contracts. The Core Bond Fund may, but need not, use derivative contracts for any of the following purposes:

•	To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be bought;

•	As a substitute for buying or selling currencies or securities; or

•	To seek to enhance the Fund’s return in non-hedging situations.

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Fixed Income Investments. The Core Bond Fund may invest in all types of fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. The Fund may choose not to sell securities that are downgraded below the Fund’s minimum accepted credit rating after their purchase.

Foreign Securities. The Core Bond Fund may invest in U.S. dollar-denominated or traded securities of foreign issuers. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

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The Core Bond Fund may also use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations. In addition, if the Adviser’s prepayment assumptions are incorrect, the Fund may have performed better had the Fund not entered into the mortgage dollar roll.

Other Investment Companies. The Core Bond Fund may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. The Core Bond Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Fund’s performance.

Securities Lending. The Core Bond Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by the Fund will not exceed 33 1/3% of the value of the Fund’s total assets. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. The Core Bond Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment goal.

Disclosure of Portfolio Holdings

Each Fund’s complete portfolio holdings, except the Robeco Boston Partners Long/Short Equity Fund, are publicly available on the Adviser’s website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. The complete long positions of the Robeco Boston Partners Long/Short Equity Fund are publicly available on the Adviser’s website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

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MANAGEMENT OF THE FUNDS

Investment Adviser

Robeco, located at 909 Third Avenue, 31st Floor, New York, New York 10022, provides investment advisory services to the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund and Robeco WPG Core Bond Fund. Robeco is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Effective January 1, 2007, Boston Partners Asset Management, L.L.C. (“Boston Partners”) and Weiss, Peck and Greer Investments (“WPG”), the former entities that provided investment advisory services to the Boston Partners Funds and Core Bond Fund, respectively, merged into and with Robeco USA, Inc., with Robeco USA, Inc. remaining as the surviving entity. All employees of Boston Partners and WPG are employees of the surviving entity as of that date. In addition, effective January 1, 2007, Robeco USA, Inc., which had been doing business under the name Robeco Investment Management, officially changed its name to Robeco Investment Management, Inc. Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations.

The Adviser provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts. As of September 30, 2006, Robeco Groep, through its investment management subsidiaries, had approximately $174 billion in assets under management.

Subject to the general supervision of the Company’s Board of Directors, the Adviser manages the Funds’ portfolios and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Funds’ investment objectives and policies.

A discussion regarding the basis for the Company’s Board of Directors approval of each Fund’s investment advisory agreement with the Adviser is available in the Funds’ annual report to shareholders dated August 31, 2006.

Portfolio Managers

The investment results for different strategies of the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of the Adviser. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Robeco Boston Partners Large Cap Value Fund

Mark E. Donovan and David J. Pyle are the primary portfolio managers for the Fund and are both senior portfolio managers of Robeco. Mr. Donovan is Chairperson of Robeco’s Equity Strategy Committee which oversees the investment activities of Robeco’s $4.3 billion in large cap value institutional equity assets. Prior to joining Boston Partners in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.’s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst (“CFA”) and has over 23 years of investment experience. Mr. Pyle is an equity portfolio manager for Robeco Boston Partners’ Large Cap Value portfolio, and prior to that position, he was a research analyst and specialized in the utilities, insurance, leisure & lodging, packaging, publishing, and computer equipment & services sectors of the equity market. Prior to joining Boston Partners in January 2000, Mr. Pyle was employed by State Street Research as an Equity Analyst and Associated Portfolio Manager working for the Value Group.

During the fiscal year ended August 31, 2006, the Adviser reduced its contractual advisory fee from 0.75% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2006, the Fund paid 0.67% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco Boston Partners Mid Cap Value Fund

Steven L. Pollack and Joseph F. Feeney, Jr. are the primary portfolio managers for the Fund and are both senior portfolio managers of Robeco. Mr. Pollack is a member of the Robeco’s Equity Strategy Committee. He oversees the investment activities of Robeco’s $361 million Mid Cap product. Prior to joining Boston Partners, Mr. Pollack was employed by Hughes Investment Management Co. where he was a portfolio manager responsible for managing a portion of the pension plan and overseeing outside investment managers. Mr. Pollack has over 20 years of investment experience

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and is a CFA. Mr. Feeney is a member of the Equity Investment Team and the Director of Research with Robeco. He has oversight of Robeco’s Fundamental and Quantitative Research Groups and serves as a member of the Equity Strategy Committee. Prior to joining Boston Partners, Mr. Feeney worked for Putnam Investments and Bank of Boston. Mr. Feeney has a total of 19 years of investment experience.

For the fiscal year ended August 31, 2006, the Fund paid 0.80% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco Boston Partners Small Cap Value Fund II

David M. Dabora is the primary portfolio manager for the Fund and George Gumpert is the secondary manager. Mr. Dabora is a senior portfolio manager of Robeco. Mr. Dabora oversees the investment activities of Robeco’s $1.2 billion Small Capitalization and $816 million Small Capitalization II products. Prior to taking on day-to-day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of Robeco, an all-cap value institutional product. Before joining Robeco in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 17 years of investment experience and is a CFA. Mr. Gumpert is an Assistant Portfolio Manager for Robeco’s Small Cap Value Products. Previously, he was a research analyst and specialized in the small capitalization sectors of the equity market. Prior to joining Boston Partners, Mr. Gumpert was a commodities analyst at AIG International Asset Management. Mr. Gumpert holds a B.A. degree in Economics from Amherst College. he is a member of the CFA Institute and the Security Analysts Society of San Francisco.

For the fiscal year ended August 31, 2006, the Fund paid 1.25% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco Boston Partners All-Cap Value Fund

Duilio Ramallo is the primary portfolio manager for the Fund. Mr. Ramallo is an equity portfolio manager for Robeco’s Premium Equity product, and prior to this position, he was the assistant portfolio manager for the Small Cap Value products. Prior to his portfolio management roles, Mr. Ramallo was a research analyst for Boston Partners. Prior to joining Boston Partners in December 1995, Mr. Ramallo spent three years with Deloitte & Touche L.L.P.

During the fiscal year ended August 31, 2006, the Adviser reduced its contractual advisory fee from 1.00% of the Fund’s average daily net assets to 0.80% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2006, the Fund paid 0.89% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco Boston Partners Long/Short Equity Fund

Robert T. Jones is the primary portfolio manager for the Fund and Mark E. Donovan is the secondary portfolio manager. Mr. Jones is a senior portfolio manager employed by Robeco and is a member of Robeco’s Equity Strategy Committee. Mr. Jones also oversees the investment activities of Robeco’s long/short strategy products which, in addition to the Fund, includes two similar limited partnership private investment funds, two separately managed accounts and an offshore fund of Robeco. Prior to taking on day-to-day responsibilities for the Long/Short Equity Fund, Mr. Jones served as portfolio manager of the large cap value and large cap focused institutional equity portfolios in addition to serving as Robeco’s Director of Research. Before joining Boston Partners in April 1995, Mr. Jones spent seven years with The Boston Company Asset Management, Inc., most recently as Vice President and Equity Portfolio Manager managing institutional separate accounts. Mr. Jones has over 17 years of investment experience and is a CFA. See “Robeco Boston Partners Large Cap Value Fund” for information about Mr. Donovan.

For the fiscal year ended August 31, 2006, the Fund paid 2.25% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco WPG Core Bond Fund

Daniel S. Vandivort and Sid Bakst are the primary portfolio managers for the Fund. Since 1995, Mr. Vandivort serves as the senior managing director of Robeco. He is the senior macro economic policymaker for the fixed income group for Robeco. His influence in this regard directly impacts decisions in managing the weightings of sectors and yield curve weighting for the Fund. The “yield curve” is a graph representing yields offered for U.S. Treasury securities with maturities ranging from three months to 30 years. Mr. Vandivort currently serves as President of Robeco. Since 1998, Mr. Bakst serves as the managing director of Robeco. He is involved in the day-to-day management of the Fund including the selection of specific issuers and determining attractive prices at which to execute individual transactions within the investment grade corporate bond sector.

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For the fiscal year ended August 31, 2006, the Fund paid 0.45% (expressed as a percentage of average net assets) to the Adviser for its services.

Marketing Arrangement

On July 20, 2005, Robeco USA, L.L.C. entered into an agreement with Harbor Capital Advisors, Inc. (“Harbor”), an affiliate of the Adviser, pursuant to which Harbor will market all classes of shares of the Core Bond Fund, including the Investor Class shares, to institutional investors that utilize one or more of the investment strategies offered by Robeco USA, L.L.C. For these services, Robeco, successor to Robeco USA, L.L.C., will pay Harbor 0.10% of the net assets in the investor accounts. This fee will be calculated by Robeco on a monthly basis with the fee for each month calculated using an average of the value of the assets in investor accounts on the first business day of the month and the last business day of the month. The fee will be paid by Robeco to Harbor quarterly in arrears.

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Other Service Providers

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

Shareholders

Distribution and Shareholder Services

Principal Distributor

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Distributes shares and provides administrative services to beneficial shareholders of each Fund.

Transfer Agent and Dividend Disbursing Agent

PFPC Inc.
*301 Bellevue Parkway**
Wilmington, DE 19809

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy, sell and exchange requests.

**Do not use this address for purchases and redemptions. Please see "Purchase of Fund Shares" and "Redemption of Fund Shares" sections for further instructions.*

Asset Management

Investment Adviser

Robeco Investment Management, Inc.
909 Third Avenue, 31st Floor
New York, NY 10022

Manages each Fund's investment activities.

Custodians

PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

Holds each Boston Partners Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating each Fund's net asset value.

Mellon Bank N.A.
135 Santilli Highway
Everett, MA 02149

Holds the Core Bond Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating the Fund's net asset value.

Fund Operations

Administrator and Fund Accounting Agent

PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Provides facilities, equipment and personnel to carry out administrative services related to each Fund and calculates each Fund's net asset value, dividends and distributions.

Board of Directors

Supervises the Funds' activities.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Investor Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Investor Class
NAV =	–	Value of Liabilities Attributable to the Investor Class

Number of Outstanding Shares of the Investor Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund shares at the NAV next determined after receipt of your order or request in proper form. The Fund will effect redemptions of Fund shares at the NAV next calculated after receipt of your order in proper form.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such securities or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and the Adviser reserve the right to reject or restrict purchase requests from any investor. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise their right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the Small Cap Value Fund II and the Long/Short Equity Fund generally charge a redemption fee of 1% and 2%, respectively, on shares redeemed that have been held for less than one year. The Core Bond Fund generally charges a redemption fee of 2% on shares redeemed within 60 days of purchase. In addition,

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the Funds generally limit the number of exchanges to six (6) times per year (one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled “Shareholder Information — Redemption of Fund Shares” and “Shareholder Information — Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. The Adviser reviews on a regular, periodic basis available information related to the trading activity in a Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Adviser will apply the criteria in a manner that, in the Adviser’s judgment, will be uniform. There is no assurance that the Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the “Distributor”). The Board of Directors has approved a Distribution Agreement and adopted a separate Plan of Distribution for the shares (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Distributor is entitled to receive from the Funds a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by the Company’s Board of Directors and by the Distributor. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Funds’ 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Funds or their service providers. The Distributor may delegate some or all of these functions to Service Organizations. See “Purchases Through Intermediaries” below.

The Plan obligates the Funds, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

Purchases Through Intermediaries. Shares of the Funds may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, PFPC Inc. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. Each Fund cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of the Fund’s NAV in order to obtain that day’s price.

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For administration, subaccounting, transfer agency and/or other services, the Adviser, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment in any Fund is $2,500 and the minimum additional investment is $100. The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of the Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($2,500 minimum) payable to the Fund in which you would like to invest. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

Robeco [name of Fund]	Robeco [name of Fund]
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of each Fund may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073. Funds should be wired to:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 86-1108-2507

F/B/O Robeco [name of fund]

Ref. (Account Number)

Shareholder or Account Name

Federal funds wire purchases will be accepted only on days when the NYSE and PNC Bank, N.A. are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $100) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to Robeco [name of Fund]) or by wiring monies to PNC Bank, N.A. as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs where PFPC Trust Company and Mellon Bank N.A. act as custodian for the Boston Partners Funds and for

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the Core Bond Fund, respectively. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261- 4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, the Adviser will monitor each Fund’s total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, the Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.	Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

b.	Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund,

c.	Employees of the Adviser and their spouses, parents and children, and

d.	Directors of the Company.

Other persons who are shareholders of other Robeco Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Currently, the Robeco Boston Partners Small Cap Value Fund II is closed to new investors, subject to the limitations discussed above. In addition, the Robeco Boston Partners Long/Short Equity Fund is closed to new and existing shareholders, except defined contribution plans (excluding IRA accounts) currently invested in the Fund.

Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment firm will send your request to redeem Shares to the Fund’s transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where PFPC Trust Company and Mellon Bank N.A. act as custodians for the Boston Partners Funds and for the Core Bond Fund, respectively). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption.

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However, with the exception of defined contribution plans, if a shareholder of the Robeco Boston Partners Small Cap

Value Fund II or Robeco Boston Partners Long/Short Equity Fund redeems Shares held for less than one year, a transaction fee of 1% or 2%, respectively, of the NAV of the Shares redeemed at the time of redemption will be charged. In addition, with the exception of defined contribution plans, if a shareholder of the Core Bond Fund redeems Shares held for less than 60 days, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed.

Redemption By Mail. Your redemption requests should be addressed to Robeco [name of Fund], c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to Robeco [name of Fund], c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a.	Name of the Fund;

b.	Account number;

c.	Your share certificates, if any, properly endorsed or with proper powers of attorney;

d.	A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.	Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemption.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Systematic Withdrawal Plan. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100 (Core Bond Fund minimum amount $50). (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal

48

Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds’ transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Transaction Fee on Certain Redemptions of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund and Robeco WPG Core Bond Fund

The Robeco Boston Partners Small Cap Value Fund II requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the NAV of such Shares redeemed at the time of redemption. The Robeco Boston Partners Long/Short Equity Fund requires the payment of a transaction fee on redemption of Shares held for less than one year equal to 2.00% of the NAV of such Shares redeemed at the time of redemption. The Robeco WPG Core Bond Fund requires the payment of a transaction fee on redemption of Shares held for less than 60 days equal to 2.00% of the NAV of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in each Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents each Fund’s estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund and Robeco WPG Core Bond Fund. The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee.

Each Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund and Robeco WPG Core Bond Fund will not be charged when Shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

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Proper Form. You must include complete and accurate required information on your redemption request. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in proper form may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Investor Class Shares of any Robeco Investment Fund for Investor Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such an exchange will be effected at the NAV of the exchanged Investor Class Shares and the NAV of the Investor Class Shares to be acquired next determined after PFPC’s receipt of a request for an exchange. An exchange of the Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund Shares held for less than one year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Robeco Boston Partners Small Cap Value Fund II and 2.00% with respect to the Robeco Boston Partners Long/Short Equity Fund. An exchange of the Robeco WPG Core Bond Fund Shares held for less than 60 days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 2.00%. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Investor Class Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Boston Partners Funds will declare and pay dividends from net investment income annually. The Core Bond Fund will declare dividends from net investment income daily and pay such dividends monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Federal Taxes. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, the Core Bond Fund does not expect to pay dividends eligible for this treatment because it will generally invest in debt instruments and not in shares of stock on which dividend income will be received.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. Distributions by a Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a “foreign shareholder”) will

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generally be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate), unless one of the following exceptions applies. Withholding will not apply if a distribution paid by a Fund to a foreign shareholder is “effectively connected” with a U.S. trade or business of the shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of capital gains (aside from capital gains on REIT shares) are not subject to withholding tax, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily may be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year. In addition, foreign shareholders who are prepared to file U.S. federal income tax returns should generally be able to obtain a refund of any withholding taxes deducted from distributions attributable to interest earned by the Fund from U.S. sources.

State and Local Taxes. You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change after 2010. Additionally, the provision exempting foreign shareholders from tax on distributions of short-term capital gains and portfolio interest is scheduled to sunset for the Funds’ taxable years beginning after December 31, 2007.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund also offers Institutional Class Shares, which are offered directly to institutional investors without distribution fees in a separate prospectus. In addition, the Core Bond Fund also offers Retirement Class Shares, which are offered to certain tax-deferred retirement plans in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Investor Class Shares of a Fund can be expected to differ from the total return on Institutional Class Shares or Retirement Class Shares of the same Fund. Information concerning Institutional classes of the Funds can be requested by calling the Funds at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi–Annual Reports

These reports contain additional information about each Fund’s investments, describe each Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year. The annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated December 31, 2006, (as revised January 1, 2007) has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi–annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is not available on the Adviser’s website because a copy may be obtained by calling (888) 261-4073.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday–Friday. Call: (888) 261-4073 or visit the website of Robeco Investment Management at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427

P.O. Box Address:

Robeco Investment Funds, c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811–05518

Institutional Class

Robeco Investment Funds

of the RBB Fund, Inc.

Prospectus December 31, 2006

as revised January 1, 2007

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Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG Core Bond Fund

Robeco WPG Large Cap Growth Fund

Robeco WPG Small Cap Value Fund

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

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A look at the goals, strategies, risks, expenses and financial history of each of the Robeco Investment Funds.

Details about the Robeco Investment Funds’ service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

INTRODUCTION 3

DESCRIPTIONS OF THE ROBECO INVESTMENT FUNDS

Robeco Boston Partners Large Cap Value Fund 4

Robeco Boston Partners Mid Cap Value Fund 9

Robeco Boston Partners Small Cap Value Fund II 14

Robeco Boston Partners All-Cap Value Fund 20

Robeco Boston Partners Long/Short Equity Fund 26

Robeco WPG Core Bond Fund 32

Robeco WPG Large Cap Growth Fund 38

Robeco WPG Small Cap Value Fund 43

More About the WPG Funds’ Investments and Risks 48

Disclosure of Portfolio Holdings 49

MANAGEMENT OF THE FUNDS

Investment Adviser 50

Portfolio Managers 50

Other Service Providers 53

SHAREHOLDER INFORMATION

Pricing of Fund Shares 54

Market Timing 54

Shareholder Services Fees 55

Purchase of Fund Shares 55

Redemption of Fund Shares 57

Exchange Privilege 60

Dividends and Distributions 60

Taxes 61

Multi-Class Structure 62

FOR MORE INFORMATION Back Cover

INTRODUCTION

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Institutional Class of the Robeco Investment Funds of The RBB Fund, Inc. (the “Company”).

The eight mutual funds of the Company offered by this prospectus represent interests in the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund (collectively, the “Boston Partners Funds”), Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Small Cap Value Fund (formerly known as the WPG Tudor Fund) (collectively, the “WPG Funds”). Robeco Investment Management, Inc. (“Robeco” or the “Adviser”) provides investment advisory services to the Funds. This Prospectus has been organized so that each Fund has its own short section with important facts about the goals, strategies, risks, expenses and financial history of the particular Fund. Once you read the sections about the Funds, read the “Purchase of Fund Shares” and “Redemption of Fund Shares” sections. These two sections apply to all the Funds offered by this Prospectus.

Currently, the Robeco Boston Partners Small Cap Value Fund II is closed to new investors. In addition, the Robeco Boston Partners Long/Short Equity Fund is closed to new and existing shareholders, except defined contribution plans (excluding IRA accounts) currently invested in the Fund. Please read “Other Purchase Information” beginning on page 56 for more information.

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Goals

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Primary Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the Adviser as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Large Cap Value Fund’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:             14.97% (quarter ended June 30, 2003)

Worst Quarter:       (18.08)% (quarter ended September 20, 2002)

Year-to-date total return for the nine months ended September 30, 2006: 10.05%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of broad-based securities market indices for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Large Cap Value Fund
Return Before Taxes	10.79%	6.23%	9.09%
Return After Taxes on Distributions	8.05%	4.67%	7.41%
Return After Taxes on Distributions and Sale of Fund Shares	9.69%	4.67%	7.05%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)(2)	4.89%	0.54%	7.63%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)(3)	7.05%	5.28%	9.82%

(1)	Commenced operations on January 2, 1997.

(2)	The S&P 500® Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index. Currently, the market capitalization range of the companies in the S&P 500® Index is $1.6 billion to $444 billion. Please note that this range is as of a particular point in time and is subject to change.

(3)	The Russell 1000® Value Index is not the primary benchmark of the Fund. Results of the index’s performance are presented for general comparative purposes. The Russell 1000® Value Index is an unmanaged index composed of the 1,000 largest securities in the Russell 3000® Index as ranked by total market capitalization. This index is segmented into growth and value categories. Currently, the market capitalization range of the companies in the Russell 1000® Value Index is $1.6 billion to $444.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 1000® Value Index contains stocks from the Russell 3000® with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. The Russell 1000® Value Index is a registered trademark of the Frank Russell Corporation.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2006.

Institutional Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.60%
Distribution (12b-1) fees	None
Other expenses (1)	0.62%

Total annual Fund operating expenses	1.22%
Fee waivers (2)	(0.47)%

Net expenses	0.75%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 0.75%. The 0.75% expense limitation arrangement was effective on March 31, 2006.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Institutional Class	$77	$342	$627	$1,442

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Large Cap Value Fund
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$15.00	$12.67	$10.84	$10.33	$13.52

Net investment income/(loss)	0.16 *	0.11 *	0.09 *	0.09 *	0.08 *
Net realized and unrealized gain/(loss) on investments	1.55	2.33	1.84	0.57	(1.54)
Dividends to shareholders from:
Net investment income	(0.16)	(0.11)	(0.10)	(0.06)	(0.12)
Net realized capital gains	(2.02)	—	—	(0.09)	(1.61)

Total dividends and distributions to shareholders .	(2.18)	(0.11)	(0.10)	(0.15)	(1.73)

Net asset value, end of period	$14.53	$15.00	$12.67	$10.84	$10.33

Total investment return (1)	12.43%	19.30%	17.87%	6.54%	(12.67)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,994	$27,172	$42,066	$43,722	$45,067
Ratio of expenses to average net assets	0.86%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.22%	1.35%	1.22%	1.41%	1.40%
Ratio of net investment income to average net assets	1.11%	0.83%	0.73%	0.94%	0.62%
Portfolio turnover rate	58.04%	76.91%	47.21%	81.13%	88.65%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

ROBECO BOSTON PARTNERS MID CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Goals

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Primary Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with medium market capitalizations and identified by the Adviser as having value characteristics. A medium market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell Midcap® Value Index, which is comprised of those companies in the Russell Midcap® Index with lower price to book ratios and lower forecasted growth values and with a market capitalization range currently between $700 million and $26.7 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	At least 80% of the Fund’s net assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 150%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•	Securities of companies with mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Mid Cap Value Fund’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            18.73% (quarter ended June 30, 2003)

Worst Quarter:       (20.90)% (quarter ended September 30, 1998)

Year-to-date total return for the nine months ended September 30, 2006: 5.54%.

Average Annual Total Returns

The table below compares the average annual total returns of the Fund’s Institutional Class both before and after taxes for the past calendar year, past five years and since inception to the average annual total returns of broad-based securities market indicies for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of broad measures of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Mid Cap Value Fund
Returns Before Taxes	10.23%	11.07%	9.07%
Returns After Taxes on Distributions	7.55%	8.37%	7.34%
Returns After Taxes on Distributions and Sale of Fund Shares	8.94%	8.23%	7.04%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)(2)(4)	8.11%	9.14%	10.42%
Russell 2500TM Value Index (reflects no deduction for fees, expenses or taxes)(3)(4)	7.74%	13.43%	12.43%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)(4)	12.65%	12.21%	12.31%

(1)	Commenced operations on June 2, 1997.

(2)	The Russell 2500TM Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends and is a registered trademark of the Frank Russell Corporation. Currently, the market capitalization range of the companies in the Russell 2500TM Index is $67 million to $8.5 billion. Please note that this range is as of a particular point in time and is subject to change.

(3)	The Russell 2500TM Value Index contains stocks from the Russell 2500TM Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell 2500TM Value Index is $91 million to $7.2 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2500TM Value Index is a registered trademark of the Frank Russell Corporation.

(4)	The Russell Midcap® Value Index contains stocks from the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell Midcap® Value Index is $1.3 billion to $19.3 billion. Please note this range is as of a particular point in time and is subject to change. The Fund has changed the benchmark indices from the Russell 2500TM Index and Russell 2500TM Value Index to the Russell Midcap® Value Index because the Russell Midcap® Value Index more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2006.

Institutional Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses (1)	0.58%

Total annual Fund operating expenses	1.38%
Fee waivers (2)	(0.38)%

Net expenses	1.00%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 1.00%.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Institutional Class	$102	$400	$721	$1,630

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Mid Cap Value Fund
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$14.02	$13.16	$11.57	$9.69	$12.55

Net investment income/(loss)	0.04 *	— (2)	0.01 *	0.05 *	0.00 *
Net realized and unrealized gain/(loss) on investments	0.86	3.22	1.65	1.83	(0.94)
Dividends to shareholders from:
Net investment income	(0.02)	(0.01)	(0.07)	— (2)	(0.06)
Net realized capital gains	(1.85)	(2.35)	—	—	(1.86)

Total dividends and distributions to shareholders	(1.87)	(2.36)	(0.07)	— (2)	(1.92)

Net asset value, end of period	$13.05	$14.02	$13.16	$11.57	$9.69

Total investment return (1)	6.82%	25.97%	14.39%	19.41%	(8.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,538	$54,187	$42,240	$57,052	$50,073
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.38%	1.31%	1.26%	1.40%	1.33%
Ratio of net investment income to average net assets	0.28%	0.03%	0.07%	0.55%	0.01%
Portfolio turnover rate	97.30%	74.08%	67.40%	77.87%	99.23%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Amount is less than $0.01 per share.

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Goals

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Primary Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers with small market capitalizations and identified by the Adviser as having value characteristics. A small market capitalization issuer generally is considered to be one whose market capitalization is, at the time the Fund makes the investment, similar to the market capitalization of companies in the Russell 2000® Index, which is comprised of the 2000 smallest companies in the Russell 3000® Index and with a market capitalization range as of September 30, 2006 between $67 million and $2.9 billion. Please note that this range is as of a particular point in time and is subject to change. The Fund will notify shareholders 60 days in advance of any change in the 80% policy stated above.

The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 20% (under normal conditions) at the time of purchase, in companies with larger market capitalizations.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 25% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	At least 80% of the Fund’s total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will fluctuate with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1.5 billion. Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than $1.5 billion and are more susceptible to changes in the business cycle.

•	The small capitalization equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 175%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Small Cap Value Fund II’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            29.30% (quarter ended June 30, 2003)

Worst Quarter:       (21.11)% (quarter ended September 30, 2002)

Year-to-date total return for the nine months ended September 30, 2006: 4.75%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Small Cap Value Fund II
Returns Before Taxes	7.78%	19.19%	15.87%
Returns After Taxes on Distributions	5.19%	17.91%	14.89%
Returns After Taxes on Distributions and Sale of Fund Shares	7.53%	16.65%	13.87%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)(2)	4.71%	13.55%	10.01%

(1)	Commenced operations on July 1, 1998.

(2)	The Russell 2000® Value Index is an unmanaged index that contains stocks from the Russell 2000® Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell 2000® Value Index is $91 million to $2.9 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 2000® Value Index is a registered trademark of the Frank Russell Corporation.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2006.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	1.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	1.25%
Distribution (12b-1) fees	None
Other expenses (2)	0.28%

Total annual Fund operating expenses	1.53%
Fee waivers and expense reimbursements (3)	(0.01)%

Net expenses	1.52%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of remaining shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(3)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 1.55%.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$155	$482	$833	$1,823

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Small Cap Value Fund II
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$24.75	$22.80	$20.19	$15.71	$17.17

Net investment income/(loss)	(0.08)*	(0.10)	(0.12)*	(0.09)*	(0.13)*
Net realized and unrealized gain/(loss) on investments	1.57	5.07	2.92	4.55	(1.23)
Dividends to shareholders from:
Net investment income	—	—	—	—	—
Net realized capital gains	(3.42)	(3.03)	(0.20)	— (3)	(0.21)

Total dividends and distributions to shareholders	(3.42)	(3.03)	(0.20)	—	(0.21)

Redemption fees	— (3)	0.01	0.01	0.02	0.11

Net asset value, end of period	$22.82	$24.75	$22.80	$20.19	$15.71

Total investment return (1)(2)	6.39%	22.65%	13.96%	28.55%	(7.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,153	$138,143	$133,060	$98,383	$40,475
Ratio of expenses to average net assets	1.52%	1.53%	1.49%	1.55%	1.55%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.53%	1.54%	1.49%	1.79%	1.71%
Ratio of net investment income/(loss) to average net assets	(0.34)%	(0.42)%	(0.53)%	(0.54)%	(0.76)%
Portfolio turnover rate	33.60%	37.61%	47.06%	72.72%	119.30%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Redemption fees are reflected in total return calculations.

(3)	Amount is less than $.01 per share.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

Investment Goals

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

Primary Investment Strategies

The Fund pursues its goals by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio consisting primarily of equity securities, such as common stocks, of issuers across the capitalization spectrum and identified by the Adviser as having value characteristics. The Fund will notify shareholders 60 days in advance of any change to this policy.

The Adviser examines various factors in determining the value characteristics of such issuers including price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals, such as return on equity and earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund may also invest up to 20% of its total assets in non U.S. dollar-denominated securities.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

The Fund may participate as a purchaser in initial public offerings of securities (“IPO”). An IPO is a company’s first offering of stock to the public.

The Fund may invest up to 10% of its net assets in securities that can be converted into common stock, such as certain debt securities and preferred stock.

The Fund may hedge overall portfolio exposure up to 40% of its net assets through the purchase and sale of index and individual put and call options.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing less than 25% of its total assets in any one industry.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	At least 80% of the Fund’s total assets will be invested under normal market conditions in a diversified portfolio of equity securities, and the net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitation, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	Investing in securities of companies with micro, small or mid-sized capitalizations tends to be riskier than investing in securities of companies with large capitalizations. Securities of companies with micro, small and mid-sized capitalizations tend to be more volatile than those of large cap companies and, on occasion, may fluctuate in the opposite direction of large cap company securities or the broader stock market averages.

•	Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

•	The small capitalization equity securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 125%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners All-Cap Value Fund’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            18.57% (quarter ended June 30, 2003)

Worst Quarter:       (4.36)% (quarter ended March 31, 2003)

Year-to-date total return for the nine months ended September 30, 2006: 7.69%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	Since Inception (1)
Robeco Boston Partners All-Cap Value Fund
Return Before Taxes	9.88%	15.81%
Return After Taxes on Distributions	8.46%	15.03%
Return After Taxes on Distributions and Sale of Fund Shares	7.51%	13.58%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)(2)	6.85%	11.10%

(1)	Commenced operations on July 1, 2002.

(2)	The Russell 3000® Value Index is an unmanaged index that measures the performance of those Russell 3000® Index companies that typically display lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indices. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Currently, the market capitalization range of the companies in the Russell 3000® Value Index is $91 million to $444 billion. Please note that this range is as of a particular point in time and is subject to change. The Russell 3000® Value Index is a registered trademark of the Frank Russell Corporation.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the most recent fiscal year ended August 31, 2006.

Institutional Class
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.80%
Distribution (12b-1) fees	None
Other expenses (1)	2.13%

Total annual Fund operating expenses	2.93%
Fee waivers (2)	(1.98)%

Net expenses	0.95%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. A $15.00 custodial maintenance fee is charged per IRA account per year.

(2)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 0.95%. The 0.95% expense limitation arrangement was effective on March 31, 2006.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Institutional Class	$97	$728	$1,389	$3,166

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	All-Cap Value Fund
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Period July 1, 2002* through August 31, 2002
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$15.54	$13.29	$10.82	$9.45	$10.00

Net investment income/(loss)	0.15 **	0.07	0.06	0.06	—
Net realized and unrealized gain/(loss) on investments	1.03	2.83	2.48	1.34	(0.55)
Dividends to shareholders from:
Net investment income	(0.08)	(0.05)	(0.07)	(0.03)	—
Net realized capital gains	(0.95)	(0.60)	—	—	—

Total dividends and distributions to shareholders	(1.03)	(0.65)	(0.07)	(0.03)	—

Redemption fees	—	—	—	—	—

Net asset value, end of period	$15.69	$15.54	$13.29	$10.82	$9.45

Total investment return(1)	7.95%	22.33%	23.50%	14.84%	(5.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,374	$7,315	$5,177	$2,890	$1,810
Ratio of expenses to average net assets	1.09%	1.25%	1.25%	1.25%	1.25	%(2)
Ratio of expenses to average net assets without waivers and expense reimbursements	2.93%	3.90%	5.82%	9.49%	14.54	%(2)
Ratio of net investment income to average net assets	0.94%	0.53%	0.51%	0.62%	0.16	%(2)
Portfolio turnover rate	51.10%	28.72%	27.40%	38.36%	6.61%

*	Commencement of operations.

**	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include reinvestments of dividends and distributions, if any.

(2)	Annualized.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Total Return: A way of measuring Fund performance. Total return is based on a calculation that takes into account income dividends, capital gain distributions and the increase or decrease in share price.

Short Sale: A sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than the one at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Short-Term Cash Instruments: These temporary investments include notes issued or guaranteed by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the two highest rating categories; certificates of deposit; repurchase agreements and other high-grade corporate debt securities.

Federal Funds Rate: The rate of interest charged by a Federal Reserve bank for member banks to borrow their federally required reserve.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Investment Goals

The Fund seeks long-term capital appreciation while reducing exposure to general equity market risk. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle.

Primary Investment Strategies

The Fund invests in long positions in stocks identified by the Adviser as undervalued and takes short positions in stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. The Fund will invest, both long and short, in securities principally traded in the United States markets. The Fund may invest in securities of companies operating for three years or less (“unseasoned issuers”). The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has less volatility than the United States equity market generally. The Adviser examines various factors in determining the value characteristics of such issuers including price-to-book value ratios and price-to-earnings ratios. These value characteristics are examined in the context of the issuer’s operating and financial fundamentals such as return on equity, earnings growth and cash flow. The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria.

The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities. The Fund will notify shareholders 60 days in advance of any change to this policy.

Under normal circumstances, the Adviser expects that the Fund’s long positions will not exceed approximately 125% of the Fund’s net assets.

The Fund’s long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States. The Fund may also invest up to 20% of its total assets directly in equity securities of foreign issuers.

To meet margin requirements, redemptions or pending investments, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government and in short-term notes, commercial paper or other money market instruments.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”). An IPO is a company’s first offering of stock to the public.

The Fund may invest from time to time a significant portion of its assets in smaller issuers which are more volatile and less liquid than investments in issuers with a market capitalization greater than $1 billion.

The Fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

In general, the Fund’s investments are broadly diversified over a number of industries and, as a matter of policy, the Fund is limited to investing a maximum of 25% of its total assets in any one industry.

The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, used by corporations and other business organizations.

While the Adviser intends to fully invest the Fund’s assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

Key Risks

•	The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio positions.

•	Investors may lose money.

•	Although the long portfolio of the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the price of these stocks will not move even lower.

•	The Fund may, for temporary defensive purposes, invest a percentage of its total assets, without limitations, in cash or various U.S. dollar-denominated money market instruments. The value of money market instruments tends to fall when current interest rates rise. Money market instruments are generally less sensitive to interest rate changes than longer-term securities. When the Fund’s assets are invested in cash or these instruments, the Fund may not achieve its investment objective.

•	The Fund may invest up to 20% of its net assets in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as “junk bonds” and are not considered to be investment grade.

•	International investing is subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

•	The Fund is subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in its strategy of taking long positions in stocks the manager believes to be undervalued and short positions in stocks the manager believes to be overvalued. Further, since the Adviser will manage both a long and a short portfolio, there is the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make.

•	Short sales of securities may result in gains if a security’s price declines, but may result in losses if a security’s price rises.

•	Small market capitalization issuers are not as diversified in their business activities as issuers with market capitalizations greater than $1 billion and are more susceptible to changes in the business cycle.

•	Unseasoned issuers may not have an established financial history and may have limited product lines, markets or financial resources. Unseasoned issuers may depend on a few key personnel for management and may be susceptible to losses and risks of bankruptcy. As a result, such securities may be more volatile and difficult to sell.

•	The small capitalization equity securities in which the Fund may invest will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

•	If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. The annual portfolio turnover rate for the Fund is not expected to exceed 400%; however, it may be higher if the Adviser believes it will improve the Fund’s performance.

•	A security held in a segregated account cannot be sold while the position it is covering is outstanding, unless it is replaced with a similar security. As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

•	Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

•	IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to certain factors, such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Adviser cannot guarantee continued access to IPOs.

Risk/Return Information

The chart below illustrates the long-term performance of the Robeco Boston Partners Long/Short Equity Fund’s Institutional Class. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            18.36% (quarter ended December 31, 2000)

Worst Quarter:      (10.93)% (quarter ended December 31, 1999)

Year-to-date total return for the nine months ended September 30, 2006: 9.40%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and since inception periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

	Average Annual Total Returns for the Periods Ended December 31, 2005
	1 Year	5 Years	Since Inception (1)
Robeco Boston Partners Long/Short Equity Fund
Returns Before Taxes	17.26%	9.16%	10.63%
Returns After Taxes on Distributions	14.78%	8.14%	9.73%
Returns After Taxes on Distributions and Sale of Fund Shares	12.04%	7.42%	8.85%
S&P 500® Index (2)	4.89%	0.54%	2.29%

(1)	Commenced operations on November 17, 1998.

(2)	The S&P 500® Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2006.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	2.25%
Distribution (12b-1) fees	None
Other expenses (2)	1.15%

Total annual Fund operating expenses	3.40%
Fee waivers and expense reimbursements (3)	(0.16)%

Net expenses	3.24%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. “Other expenses” and “Total annual Fund operating expenses” include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.11% of average net assets for the most recent fiscal year. A $15.00 custodial maintenance fee is charged per IRA account per year.

(3)	The Adviser has contractually agreed to waive management fees and reimburse expenses through December 31, 2007, to the extent that Total annual Fund operating expenses exceed 2.50% (excluding short sale dividend expense).

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Institutional Class	$327	$1,031	$1,758	$3,679

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Long/Short Equity Fund
	For the Year Ended August 31, 2006	For the Year Ended August 31, 2005	For the Year Ended August 31, 2004	For the Year Ended August 31, 2003	For the Year Ended August 31, 2002
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$17.89	$14.70	$14.31	$15.17	$15.88

Net investment income/(loss)	(0.26)*	(0.25)	(0.32)*	(0.28)*	0.05 *
Net realized and unrealized gain/(loss) on investments	2.40	3.43	0.69	0.10	(0.31)
Dividends to shareholders from:
Net investment income	—	—	—	—	(0.02)
Net realized capital gains	(1.47)	—	—	(0.51)	(0.50)
Tax return of capital	—	—	—	(0.20)	—

Total dividends and distributions to shareholders	(1.47)	—	—	(0.71)	(0.52)

Redemption fee	0.01	0.01	0.02	0.03	0.07

Net asset value, end of period	$18.57	$17.89	$14.70	$14.31	$15.17

Total investment return (1) (2)	12.93%	21.70%	2.73%	(1.13)%	(1.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$90,313	$99,748	$58,293	$57,351	$65,951
Ratio of expenses to average net assets with waivers and reimbursements	3.24%	3.13%	3.02%	3.05%	3.04%
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of expenses to average net assets without waivers and reimbursements	3.40%	3.30%	3.20%	3.44%	3.39%
Ratio of net investment income to average net assets	(1.51)%	(1.82)%	(2.26)%	(1.94)%	0.30%
Portfolio turnover rate	108.59%	107.14%	239.06%	282.36%	219.52%

*	Calculated based on average shares outstanding for the period.

(1)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Redemption fees are reflected in total return calculations.

ROBECO WPG CORE BOND FUND

IMPORTANT DEFINITIONS

Bonds: A bond is a type of fixed income or debt security. When a fund buys a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond matures when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.

Derivatives: A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

Duration: As used in this Prospectus, duration means the weighted average term to maturity of a fixed income security’s cash flows, based on their present values. Duration, which is expressed as a number of years from the purchase date of a security, can be used as a single measurement to compare fixed income securities with different issue dates, maturity dates, coupon rates and yields to maturity.

Investment Goal

Current income, consistent with capital preservation. The Fund’s investment goal is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors.

Primary Investment Strategies

Investments: The Fund invests substantially all, but at least 80%, of its net assets (including any borrowings for investment purposes) in U.S. dollar denominated or quoted bonds issued by domestic or foreign companies or governmental entities. The Fund may invest in all types of bonds, including notes, mortgage-backed and asset-backed securities (including (without limitation) mortgage-backed derivative securities), convertible debt securities, municipal securities, and short-term debt securities. The Fund may also invest in fixed income securities of all types, including preferred stock. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

Credit Quality: Investment grade only. This means bonds that are rated in one of the top four long-term rating categories by at least one major rating agency or are believed by the Adviser to be of comparable credit quality.

Duration: Average dollar weighted portfolio duration between three and seven years, but individual bonds may be of any duration. The Fund’s duration will generally be in a narrow range relative to the duration of its benchmark, the Lehman Brothers Aggregate Index.

Strategies: There are three principal factors in the Adviser’s selection process — maturity allocation, sector allocation and individual security selection.

•	The Adviser studies the relationship between bond yields and maturities under current market conditions and identifies maturities with high yields relative to the amount of risk involved.

•	The Adviser uses qualitative and quantitative methods to identify bond sectors that it believes are undervalued or will outperform other sectors. Sectors include U.S. Treasury securities and U.S. government agency securities, as well as corporate, mortgage-backed and asset-backed securities.

•	After the Fund’s maturity and sector allocations are made, the Adviser selects individual bonds within each sector. The Adviser performs both fundamental and quantitative analysis, looking at:

•	Stable or improving issuer credit quality;

•	Market inefficiencies that cause individual bonds to have high relative values; and

•	Structural features of securities, such as callability, liquidity, and prepayment characteristics and expectations.

•	The Adviser anticipates that the Fund’s strategy will result in active trading of the Fund’s portfolio securities and a high portfolio turnover rate.

Key Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments, including (without limitation) if any of the following occurs:

•	Interest rates rise, causing the bonds in the Fund’s portfolio to drop in value.

•	The issuer or guarantor of a bond owned by the Fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	As a result of declining interest rates, the issuer of a bond exercises the right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding bonds. This is known as call or prepayment risk.

•	As a result of declining interest rates, the Fund may be able to invest only in lower yielding bonds, decreasing the Fund’s yield. This is known as interest risk.

•	When interest rates are rising, the average life of a bond is generally extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the bond’s duration and reduce the value of the bond. This is known as extension risk.

•	The Adviser’s judgments about the attractiveness, relative value or potential income of particular sectors or bonds proves to be wrong.

•	To the extent the Fund invests in bonds issued by foreign companies, the Fund may suffer losses or underperform compared to U.S. bond markets. The markets for foreign bonds may be smaller and less liquid than U.S. markets and less information about foreign companies may be available due to less rigorous accounting or disclosure standards. These risks are more pronounced to the extent the Fund invests in issuers in emerging market countries or significantly in one country.

•	To the extent the Fund has high portfolio turnover, it will generally incur additional transaction costs, which could detract from the Fund’s performance. The higher portfolio turnover rate may lead to the realization and distribution to shareholders of higher capital gains.

There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund may invest heavily in asset-backed and mortgage-related securities. Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because of inherent severe sensitivity to the level of interest rates.

Risk/Return Information

The bar chart and table below illustrate the long-term performance of the Robeco WPG Core Bond Fund’s Institutional Class. The performance for periods prior to April 29, 2005 represents the performance of the WPG Core Bond Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985 as a separate portfolio of Weiss, Peck & Greer Funds Trust. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class Shares of the Fund.

The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:           4.70% (quarter ended September 30, 2002)

Worst Quarter:      (2.62)% (quarter ended June 30, 2004)

As of September 30, 2006, the Fund’s year to date return was 2.46% and the 30-day yield was 4.86%.

Call 1-888-261-4073 for current yields.

Average Annual Total Returns

The table below compares the Fund’s average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns (for the Periods Ended December 31, 2005)
	1 Year	5 Years	10 Years
Robeco WPG Core Bond Fund
Return Before Taxes	2.09%	6.35%	6.24%
Return After Taxes on Distributions	0.79%	4.92%	4.30%
Return After Taxes on Distributions and Sales of Shares	1.35%	4.58%	4.12%
Lehman Brothers Aggregate Index (reflects no deduction for fees, expenses or taxes)(1)	0.80%	5.87%	6.19%

(1)	The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate debt securities, mortgage pass-through securities, and asset-backed securities. The Index is unmanaged and cannot be invested in directly.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund. The table is based on expenses for the Institutional Class Shares of the Fund for the fiscal year ended August 31, 2006.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	0.45%
Distribution (12b-1) fees	None
Other Expenses (2)	0.34%

Total annual Fund operating expenses	0.79%
Fee waivers/expense reimbursements (3)	(0.36)%

Net expenses	0.43%

*Shareholders	requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for 60 days. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges and shareholder services fees. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of 0.25% of the Fund’s average daily net assets attributable to Institutional Class Shares, but estimates that shareholder servicing fees will not be more than 0.02% during the current fiscal year. A $15.00 custodial maintenance fee is charged per IRA account per year.

(3)	The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total annual Fund operating expenses to 0.43% of the Fund’s average daily net assets through December 31, 2007.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Institutional Class	$44	$216	$403	$944

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information of the Fund (including the Predecessor Fund for periods prior to April 29, 2005) for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the period January 1, 2005 through August 31, 2005 and the fiscal year ended August 31, 2006 has been audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions). The information for the years ended December 31, 2001, 2002, 2003 and 2004 was audited by KPMG LLP, the Predecessor Fund’s independent registered public accounting firm, whose report on the financial statements, included in the Predecessor Fund’s annual report to shareholders for the fiscal year ended December 31, 2004, is incorporated by reference into the Statement of Additional Information (“SAI”).

	Core Bond Fund
	For the Year Ended August 31, 2006		For the Period January 1, 2005 to August 31, 2005(1)		For the Year Ended December 31, 2004		For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$10.84		$10.81		$10.66		$10.44	$9.80	$9.40

Net investment income	0.45	*	0.25		0.31		0.30	0.40	0.49
Net realized and unrealized gain on investments	(0.34)		0.03		0.15		0.22	0.64	0.40
Dividends to shareholders from:
Net investment income	(0.45)		(0.25)		(0.31)		(0.30)	(0.40)	(0.49)
Net realized capital gains	—		—		—		—	—	—

Total dividends and distributions to shareholders	(0.45)		(0.25)		(0.31)		(0.30)	(0.40)	(0.49)

Net asset value, end of period	$10.50		$10.84		$10.81		$10.66	$10.44	$9.80

Total investment return(5)	1.11%		2.65	%(b)	4.38%		5.04%	10.87%	9.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$178,491		$161,761		$144,349		$145,818	$105,261	$123,797
Ratio of expenses to average net assets	0.43	%(2)	0.43	%(2)(4)	0.43%		0.45%	0.50%	0.50%
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expenses)	0.79%		0.75	%(4)	0.71%		0.75%	0.83%	0.81%
Ratio of net investment income to average net assets	4.29%		3.52	%(4)	2.90%		2.81%	4.02%	5.04%
Portfolio turnover rate	626.69	%(3)	602.95	%(3)	805.80	%(3)	561.80%	539.20%	431.50%

*Commencement	of operations

(1)	For the period January 1, 2005 through August 31, 2005.

(2)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.

(3)	The portfolio turnover rates excluding mortgage dollar roll transactions were 295.59%, 295.21% and 573.60% for the year ended August 31, 2006, for the period ended August 31, 2005 and the year ended December 31, 2004, respectively.

(4)	Annualized.

(5)	Total return is calculated assuming a purchase of shares on the first date and a sale of shares on the last day of each period reports and includes reinvestments of dividends and distributions, if any.

ROBECO WPG LARGE CAP GROWTH FUND

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Growth Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time. Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas.

Earnings Growth: The increased rate of growth in a company’s earnings per share from period to period. Security analysts attempt to identify companies with earnings growth potential because a pattern of earnings growth generally causes share prices to increase.

ADRs: Receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities.

Investment Goal

Long-term growth of capital. The Fund’s investment goal is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors.

Primary Investment Strategies

Investments: The Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of U.S. large capitalization companies that the Adviser believes offer the prospect of capital appreciation. As used in this Prospectus, “large cap companies” generally means a universe of companies composed of the combination of two well-known large cap benchmarks, the Russell 1000® Index and the S&P 500® Index. The market capitalization range of the companies represented in Russell 1000® Index as of November 30, 2006 was between $444 million and $1.3 billion. The market capitalization of the companies represented in the S&P 500® Index as of November 30, 2006 was between $1.6 billion and $444 billion. Please note that these ranges are as of a particular point in time and are subject to change. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

In order to remain fully invested and instead of purchasing and selling securities directly, the Fund may invest in depository receipts which seek to replicate the price performance and dividend yield of the Russell 1000® Growth Index and use derivative contracts (such as futures on the Russell 1000® Growth Index).

Strategies: The Adviser uses quantitative techniques to analyze a universe of companies included in the Russell 1000® Index, S&P 500® Index, and selected large cap ADRs. Using a proprietary multi-factor stock-selection model, the Adviser identifies stocks that the Adviser believes have rising earnings expectations that sell at low relative valuations when compared with their sector peers. Firmly established through the quantitative research process, the Adviser believes that these are the stocks that will lead to portfolio out-performance.

Based on this information, and using sophisticated risk measurement tools, the Adviser selects the combination of stocks, together with their appropriate weightings, that it believes will maximize the Fund’s expected return with the level of risk taken. The Adviser seeks to maintain the market capitalization, sector allocations and style characteristics of the Fund’s portfolio similar to those of the Russell 1000® Growth Index.

The portfolio is rebalanced regularly, generally on a bi-weekly basis, to maintain the optimal risk/return trade-off. The Adviser assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is sold when the Adviser believes it no longer offers an appropriate return-to-risk tradeoff.

Key Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments, including (without limitation) if any of the following occurs:

•	The U.S. stock market goes down.

•	Growth stocks or stocks of large capitalization companies temporarily fall out of favor with investors.

•	Companies in which the Fund invests suffer unexpected losses or lower than expected earnings.

•	The Adviser’s judgment about the attractiveness or potential appreciation of a particular security or sector proves to be wrong.

•	The factors considered by the multi-factor stock-selection model fail to select stocks with better relative performance than those included in the Russell 1000® Growth Index.

Risk/Return Information

The bar chart and table below illustrate the long-term performance of the Robeco WPG Large Cap Growth Fund’s Institutional Class. The performance for periods prior to April 29, 2005 represents the performance of the WPG Large Cap Growth Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class shares of the Fund.

The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Total Performance (for the periods reflected in the chart above):

Best Quarter:            19.82% (quarter ended June 30, 1997)

Worst Quarter:       (18.97)% (quarter ended September 30, 2001)

Year-to-date total return for the nine months ended September 30, 2006: 4.50%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns* (for the Periods Ended December 31, 2005)
	1 Year	5 Years	10 Years
Robeco WPG Large Cap Growth Fund
Return Before Taxes	4.89%	(3.72)%)	7.08%
Return After Taxes on Distributions	3.29%	(4.44)%	4.35%
Return After Taxes on Distributions and Sales of Shares	5.36%	(3.18)%	4.86%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)(1)	5.26%	(3.58)%	6.73%

*	The performance record shown in the table for periods prior to December 31, 2003 was achieved under the Predecessor Fund’s qualitative strategy.

(1)	The Russell 1000® Growth Index contains those securities in the Russell 1000® Index with a greater-than-average growth orientation. Currently, the market capitalization range of the companies in the Russell 1000® Growth Index is $1.3 billion to $445 billion. Please note that this range is as of a particular point in time and is subject to change. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Index is unmanaged and cannot be invested in directly.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2006.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.75%
Distribution (12b-1) fees	None
Other Expenses (2)	1.04%

Total annual Fund operating expenses	1.79%
Fee waiver/expense reimbursements (3)	(0.39)%

Net expenses	1.40%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for 60 days. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges and shareholder services fees. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of 0.25% of the Fund’s average daily net assets attributable to Institutional Shares, but estimates that shareholder servicing fees will not be more than 0.02% during the current fiscal year. A $15.00 custodial maintenance fee is charged per IRA account per year.

(3)	The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total annual Fund operating expenses to 1.40% of the Fund’s average daily net assets through December 31, 2007.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Institutional Class	$143	$525	$933	$2,073

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information of the Fund (including the Predecessor Fund for periods prior to April 29, 2005) for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the period January 1, 2005 through August 31, 2005 and the fiscal year ended August 31, 2006 has been audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions). The information for the years ended December 31, 2001, 2002, 2003 and 2004 was audited by KPMG LLP, the Predecessor Fund’s independent registered public accounting firm, whose report on the financial statements included in the Predecessor Fund’s annual report to shareholders for the fiscal year ended December 31, 2004 is incorporated by reference into the SAI.

	Large Cap Growth Fund
	For the Year Ended August 31, 2006		For the Period January 1, 2005 to August 31, 2005(1)		For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$23.36		$23.10		$25.27	$19.16	$26.46	$33.60

Net investment income/(loss)	(0.01)		(0.07)		—	—	—	(0.01)
Net realized and unrealized gain/(loss) on investments	1.42		0.33		0.93	6.11	(7.30)	(6.86)
Dividends to shareholders from:
Net investment income	—		—		—	—	—	—
Net realized capital gains	(2.50)		—		(3.10)	—	—	(0.27)

Total dividends and distributions to shareholders	(2.50)		—		(3.10)	—	—	(0.27)

Net asset value, end of period	$22.27		$23.36		$23.10	$25.27	$19.16	$26.46

Total investment return(4)	6.10%		1.13%		3.82%	31.89%	(27.59)%	(20.45)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,935		$20,626		$26,222	$52,355	$43,412	$74,931
Ratio of expenses to average net assets	1.40	%(2)	1.40	%(2)(3)	1.40%	1.44%	1.25%	1.14%
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expenses)	1.79%		2.08	%(3)	1.50%	1.44%	1.25%	1.14%
Ratio of net investment income/(loss) to average net assets	(0.06)%		(0.42	)%(3)	(0.06)%	(0.52)%	(0.42)%	(0.11)%
Portfolio turnover rate	93.80%		100.01%		138.70%	126.80%	107.90%	56.40%

(1)	For the period January 1, 2005 through August 31, 2005.

(2)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.

(3)	Annualized.

(4)	Total return is calculated assuming a purchase of shares on the first date and a sale of shares on the last day of each period reports and includes reinvestments of dividends and distributions, if any.

ROBECO WPG SMALL CAP VALUE FUND (formerly known as Robeco WPG Tudor Fund)

IMPORTANT DEFINITIONS

Equity Security: A security, such as a stock, representing ownership of a company. Bonds, in comparison, are referred to as fixed-income or debt securities because they represent indebtedness to the bondholder, not ownership.

Market Capitalization: Market capitalization refers to the market value of a company and is calculated by multiplying the number of shares outstanding by the current price per share.

Value Characteristics: Stocks are generally divided into the categories of “growth” or “value.” Value stocks appear to the Adviser to be undervalued by the market as measured by certain financial formulas. Growth stocks appear to the Adviser to have earnings growth potential that is greater than the market in general, and whose growth in revenue is expected to continue for an extended period of time.

Investment Goal

Capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The Fund’s investment goal is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors.

Primary Investment Strategies

Investments: Under normal circumstances, the Fund invests at least 80% of its investments (including borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with market capitalizations of less than $2 billion. The Fund will notify shareholders 60 days in advance of any change to this policy.

Although the Fund invests primarily in common stocks, the Fund may invest in all types of equity and equity-related securities, including (without limitation):

•	Securities convertible into common stocks.

•	Shares of real estate investment trusts (“REITs”).

•	Warrants and rights to purchase common stocks.

•	Preferred stocks.

•	Exchange traded limited partnerships.

Special Situations: The Fund may invest in companies that may experience unusual and possibly unique developments which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Strategies: The Adviser uses a value approach to select the Fund’s investments. Using this investment style, the Adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the Adviser believes to be their intrinsic values. The Adviser employs a bottom-up strategy, focusing on undervalued industries that the Adviser believes are experiencing positive change. The Adviser then uses both qualitative and quantitative methods to assess a security’s potential value. The portfolio managers managing the Fund meet with a multitude of companies annually to identify companies with increasing returns on capital in their core businesses which are selling at attractive valuations.

Factors the Adviser looks for in selecting investments include (without limitation):

•	Increasing returns on invested capital.

•	Companies who have demonstrated an ability to generate high return on invested capital (ROIC).

•	Companies which provide solid cash flows with appropriate capital.

•	Potential catalysts such as new products, cyclical upturns and changes in management.

•	Low market valuations relative to earnings forecast, book value, cash flow and sales.

Key Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments, including (without limitation) if any of the following occurs:

•	The stock market goes down.

•	Small capitalization stocks temporarily fall out of favor with investors.

•	Value stocks temporarily fall out of favor with investors.

•	The Fund’s assets remain undervalued or do not have the potential value originally expected.

•	Companies in which the Fund invests suffer unexpected losses or lower than expected earnings which, in addition to causing the Fund to be less liquid, will reduce the Fund’s net asset value.

•	The Adviser’s judgments about the attractiveness, value or potential appreciation of a particular company’s stock selected for the Fund’s portfolio prove to be wrong or the special situation that the Adviser anticipated does not occur.

Special Risks

Because the Fund invests primarily in small capitalization stocks, your investment will be subject to higher risks generally associated with smaller companies. Smaller companies may have limited product lines, markets and financial resources. The prices of small capitalization stocks tend to be more volatile than those of other stocks. Small capitalization stocks are not priced as efficiently as stocks of larger companies. In addition, it may be harder to sell these stocks, especially during a down market or upon the occurrence of adverse company-specific events, which can reduce their selling prices.

Risk/Return Information

The bar chart and table below illustrate the long-term performance of the Robeco WPG Small Cap Value Fund’s Institutional Class. The performance for periods prior to April 29, 2005 represents the performance of the WPG Tudor Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class shares of the Fund.

The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:             42.13% (quarter ended December 31, 1999)

Worst Quarter:       (29.34)% (quarter ended September 30, 1998)

Year-to-date total return for the nine months ended September 30, 2006: 8.60%.

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns* (for the Periods Ended December 31, 2005)
	1 Year	5 Years	10 Years
Robeco WPG Small Cap Value Fund
Return Before Taxes	(2.00)%	1.38%	5.49%
Return After Taxes on Distributions	(4.87)%	(0.08)%	2.08%
Return After Taxes on Distributions and Sales of Shares	(0.22)%	0.46%	2.78%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)(1)	4.71%	13.55%	13.08%

*	The performance record prior to August 18, 2003 was achieved under the Predecessor Fund’s growth-related strategy.

(1)	The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. Currently, the market capitalization range of the companies in the Russell 2000® Index is $91 million to $2.9 billion. Please note that this range is as of a particular point in time and is subject to change. The Index is unmanaged and cannot be invested in directly.

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Institutional Class of the Fund. The table is based on expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2006.

Institutional Class
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.90%
Distribution (12b-1) fees	None
Other Expenses (2)	0.53%

Total annual Fund operating expenses (3)	1.43%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for 60 days. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2)	Other expenses include audit, administration, custody, legal, registration, transfer agency, and miscellaneous other charges and shareholder services fees. The Fund may pay shareholder services fees (which are included in Other expenses) up to a maximum of 0.25% of the Fund’s average daily net assets attributable to Institutional Shares, but estimates that shareholder servicing fees will not be more than 0.02% during the current fiscal year. A $15.00 custodial maintenance fee is charged per IRA account per year.

(3)	The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse Fund expenses in order to limit Total annual Fund operating expenses to 1.70% of the Fund’s average daily net assets through December 31, 2007.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$146	$452	$782	$1,713

FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information of the Fund (including the Predecessor Fund for periods prior to April 29, 2005) for the periods indicated, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for the period January 1, 2005 through August 31, 2005 and the fiscal year ended August 31, 2006 has been audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions). The information for the years ended December 31, 2001, 2002, 2003 and 2004 was audited by KPMG LLP, the Predecessor Fund’s independent registered public accounting firm, whose report on the financial statements included in the Predecessor Fund’s annual report to shareholders for the fiscal year ended December 31, 2004 is incorporated by reference into the SAI.

	Small Cap Value Fund
	For the Year Ended August 31, 2006		For the Period January 1, 2005 to August 31, 2005(1)		For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001
	Institutional Class
Per Share Operating Performance
Net asset value, beginning of period	$17.42		$17.55		$16.34	$11.24	$15.21	$18.41

Net investment income/(loss)	—		(0.04)		—	—	—	—
Net realized and unrealized gain/(loss) on investments	1.10		(0.09)		3.11	5.10	(3.97)	(2.73)
Dividends to shareholders from:
Net investment income	—		—		—	—	—	—
Net realized capital gains	(1.98)		—		(1.90)	—	—	(0.47)

Total dividends and distributions to shareholders	(1.98)		—		(1.90)	—	—	(0.47)

Net asset value, end of period	$16.54		$17.42		$17.55	$16.34	$11.24	$15.21

Total investment return(4)	7.16%		(0.74)%		19.35%	45.37%	(26.10)%	(14.78)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,607		$52,368		$57,787	$58,282	$47,705	$71,324
Ratio of expenses to average net assets	1.43	%(2)	1.57	%(2)(3)	1.55%	1.68%	1.54%	1.38%
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expenses)	1.43%		1.57	%(3)	1.55%	1.68%	1.54%	1.38%
Ratio of net investment income/(loss) to average net assets	0.02%		(0.35	)%(3)	(0.55)%	0.83%	(0.81)%	0.11%
Portfolio turnover rate	139.15%		135.85%		159.20%	228.30%	105.60%	128.10%

(1)	For the period January 1, 2005 through August 31, 2005.

(2)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.

(3)	Annualized.

(4)	Total return is calculated assuming a purchase of shares on the first date and a sale of shares on the last day of each period reports and includes reinvestments of dividends and distributions, if any.

MORE ABOUT THE WPG FUNDS’ INVESTMENTS AND RISKS

This section provides some additional information about the WPG Funds’ investments and certain portfolio management techniques that the WPG Funds may use. More information about the WPG Funds’ investments and portfolio management techniques, some of which entail risks, is included in the SAI.

More About the WPG Funds’ Principal Investments and Risks

Derivative Contracts. Each Fund may, but need not, use derivative contracts for any of the following purposes:

•	To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be bought;

•	As a substitute for buying or selling currencies or securities; or

•	To seek to enhance the Fund’s return in non-hedging situations.

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. Only the Small Cap Value Fund may use derivative contracts involving foreign currencies. A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Equity Investments. The Large Cap Growth Fund and Small Cap Value Fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and REITs, and equity participations.

Fixed Income Investments. The Core Bond Fund may invest in all types of fixed income securities. The Large Cap Growth Fund and Small Cap Value Fund may invest a portion of their assets in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in a Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, a Fund treats the security as being rated in the higher rating category. A Fund may choose not to sell securities that are downgraded below the Fund’s minimum accepted credit rating after their purchase.

Foreign Securities. All of the Funds may invest in U.S. dollar-denominated or traded securities of foreign issuers. In addition, the WPG Small Cap Value Fund may invest in securities traded or denominated in foreign currencies. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. Government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. A Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. Mortgage derivatives and structural securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

The Core Bond Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations. In addition, if the Adviser’s prepayment assumptions are incorrect, a Fund may have performed better had the Fund not entered into the mortgage dollar roll.

Other Investment Companies. Each of the WPG Funds may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Funds may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. The WPG Funds may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.

Securities Lending. The WPG Funds may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. Each of the WPG Funds may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment goal.

Disclosure of Portfolio Holdings

Each Fund’s complete portfolio holdings, except the Robeco Boston Partners Long/Short Equity Fund, are publicly available on the Adviser’s website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. The complete long positions of the Robeco Boston Partners Long/Short Equity Fund are publicly available on the Adviser’s website at www.robecoinvest.com as of each calendar quarter (March 31, June 30, September 30 and December 31) 30 days following the quarter end. Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

MANAGEMENT OF THE FUNDS

Investment Adviser

Robeco, located at 909 Third Avenue, 31st Floor, New York, New York 10022, provides investment advisory services to the Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund and the WPG Funds. Robeco is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Effective January 1, 2007, Boston Partners Asset Management, L.L.C. (“Boston Partners”) and Weiss, Peck and Greer Investments (“WPG”), the former entities that provided investment advisory services to the Boston Partners Funds and WPG Funds, respectively, merged into and with Robeco USA, Inc., with Robeco USA, Inc. remaining as the surviving entity. All employees of Boston Partners and WPG are employees of the surviving entity as of that date. In addition, effective January 1, 2007, Robeco USA, Inc., which had been doing business under the name Robeco Investment Management, officially changed its name to Robeco Investment Management, Inc. Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations.

The Adviser provides investment management and investment advisory services to investment companies and other institutional and proprietary accounts. As of September 30, 2006, Robeco Groep, through its investment management subsidiaries, had approximately $174 billion in assets under management.

Subject to the general supervision of the Company’s Board of Directors, the Adviser manages the Funds’ portfolios and is responsible for the selection and management of all portfolio investments of the Funds in accordance with the Funds’ investment objectives and policies.

A discussion regarding the basis for the Company’s Board of Directors’ approval of each Fund’s investment advisory agreement with the Adviser is available in the Funds’ annual report to shareholders dated August 31, 2006.

Portfolio Managers

The investment results for different strategies of the Adviser are not solely dependent on any one individual. There is a common philosophy and approach that is the backdrop for all of the investment strategies of the Adviser. This philosophy is then executed through a very disciplined investment process managed by the designated portfolio manager for each of the strategies. This manager will be supported, not only by a secondary manager, but by the Adviser’s general research staff and, very often, by dedicated analysts to the particular strategy.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Robeco Boston Partners Large Cap Value Fund

Mark E. Donovan and David J. Pyle are the primary portfolio managers for the Fund and are both senior portfolio managers of Robeco. Mr. Donovan is Chairperson of Robeco’s Equity Strategy Committee which oversees the investment activities of Robeco’s $4.3 billion in large cap value institutional equity assets. Prior to joining Boston Partners in 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.’s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst (“CFA”) and has over 23 years of investment experience. Mr. Pyle is an equity portfolio manager for Robeco Boston Partners’ Large Cap Value portfolio, and prior to that position, he was a research analyst and specialized in the utilities, insurance, leisure & lodging, packaging, publishing, and computer equipment & services sectors of the equity market. Prior to joining Boston Partners in January 2000, Mr. Pyle was employed by State Street Research as an Equity Analyst and Associated Portfolio Manager working for the Value Group.

During the fiscal year ended August 31, 2006, the Adviser reduced its contractual advisory fee from 0.75% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2006, the Fund paid 0.67% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco Boston Partners Mid Cap Value Fund

Steven L. Pollack and Joseph F. Feeney, Jr. are the primary portfolio managers for the Fund and are both senior portfolio managers of Robeco. Mr. Pollack is a member of the Robeco’s Equity Strategy Committee. He oversees the investment activities of Robeco’s $361 million Mid Cap product. Prior to joining Boston Partners, Mr. Pollack was employed by Hughes Investment Management Co. where he was a portfolio manager responsible for managing a portion of the pension plan and overseeing outside investment managers. Mr. Pollack has over 20 years of investment experience and is a CFA.

Mr. Feeney is a member of the Equity Investment Team and the Director of Research with Robeco. He has oversight of Robeco’s Fundamental and Quantitative Research Groups and serves as a member of the Equity Strategy Committee. Prior to joining Boston Partners, Mr. Feeney worked for Putnam Investments and Bank of Boston. Mr. Feeney has a total of 19 years of investment experience.

For the fiscal year ended August 31, 2006, the Fund paid 0.80% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco Boston Partners Small Cap Value Fund II

David M. Dabora is the primary portfolio manager for the Fund and George Gumpert is the secondary manager. Mr. Dabora is a senior portfolio manager of Robeco. Mr. Dabora oversees the investment activities of Robeco’s $1.2 billion Small Capitalization and $816 million Small Capitalization II products. Prior to taking on day-to-day responsibilities for the Small Cap Value Fund II, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of Robeco, an all-cap value institutional product. Before joining Robeco in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 17 years of investment experience and is a CFA. Mr. Gumpert is an Assistant Portfolio Manager for Robeco’s Small Cap Value Products. Previously, he was a research analyst and specialized in the small capitalization sectors of the equity market. Prior to joining Boston Partners, Mr. Gumpert was a commodities analyst at AIG International Asset Management. Mr. Gumpert holds a B.A. degree in Economics from Amherst College. he is a member of the CFA Institute and the Security Analysts Society of San Francisco.

For the fiscal year ended August 31, 2006, the Fund paid 1.25% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco Boston Partners All-Cap Value Fund

Duilio Ramallo is the primary portfolio manager for the Fund. Mr. Ramallo is an equity portfolio manager for Robeco’s Premium Equity product, and prior to this position, he was the assistant portfolio manager for the Small Cap Value products. Prior to his portfolio management roles, Mr. Ramallo was a research analyst for Boston Partners. Prior to joining Boston Partners in December 1995, Mr. Ramallo spent three years with Deloitte & Touche L.L.P.

During the fiscal year ended August 31, 2006, the Adviser reduced its contractual advisory fee from 1.00% of the Fund’s average daily net assets to 0.80% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2006, the Fund paid 0.89% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco Boston Partners Long/Short Equity Fund

Robert T. Jones is the primary portfolio manager for the Fund and Mark E. Donovan is the secondary portfolio manager. Mr. Jones is a senior portfolio manager employed by Robeco and is a member of Robeco’s Equity Strategy Committee. Mr. Jones also oversees the investment activities of Robeco’s long/short strategy products which, in addition to the Fund, includes two similar limited partnership private investment funds, two separately managed accounts and an offshore fund of Robeco. Prior to taking on day-to-day responsibilities for the Long/Short Equity Fund, Mr. Jones served as portfolio manager of the large cap value and large cap focused institutional equity portfolios in addition to serving as Robeco’s Director of Research. Before joining Boston Partners in April 1995, Mr. Jones spent seven years with The Boston Company Asset Management, Inc., most recently as Vice President and Equity Portfolio Manager managing institutional separate accounts. Mr. Jones has over 17 years of investment experience and is a CFA. See “Robeco Boston Partners Large Cap Value Fund” for information about Mr. Donovan.

For the fiscal year ended August 31, 2006, the Fund paid 2.25% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco WPG Core Bond Fund

Daniel S. Vandivort and Sid Bakst are the primary portfolio managers for the Fund. Since 1995, Mr. Vandivort has served as the senior managing director of Robeco. He is the senior macro economic policymaker for the fixed income group for Robeco. His influence in this regard directly impacts decisions in managing the weightings of sectors and yield curve weighting for the Fund. The “yield curve” is a graph representing yields offered for U.S. Treasury securities with maturities ranging from three months to 30 years. Mr. Vandivort currently serves as President of Robeco. Since 1998, Mr. Bakst has served as the managing director of Robeco. He is involved in the day-to-day management of the Fund including the selection of specific issuers and determining attractive prices at which to execute individual transactions within the investment grade corporate bond sector.

For the fiscal year ended August 31, 2006, the Fund paid 0.45% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco WPG Large Cap Growth Fund

Easton Ragsdale and Peter Albanese serve as co-portfolio managers of the Fund. Since 2003, Mr. Ragsdale has served as managing director of Robeco. Prior thereto, Mr. Ragsdale was the managing director and associate head of equity at State Street Research & Management Co. Since 2003, Mr. Albanese has served as principal of Robeco. Prior thereto, Mr. Albanese served as senior vice president of US Trust Co. of New York. All portfolio management responsibilities are shared between Mr. Ragsdale and Mr. Albanese. Each of the co-managers has specific sectors for which he is responsible. As co-portfolio managers, they seek to reach a consensus whenever practical. However, as Head of Quantitative Equities, if there is a disagreement, Mr. Ragsdale’s decision is final.

For the fiscal year ended August 31, 2006, the Fund paid 0.75% (expressed as a percentage of average net assets) to the Adviser for its services.

Robeco WPG Small Cap Value Fund

Richard Shuster and Gregory Weiss serve as co-portfolio managers. Mr. Shuster is the senior portfolio manager. He has served as managing director of Robeco since 1999 as well as head of the Adviser’s Small Cap Value Team. Prior thereto, Mr. Shuster served as managing director with APM Partners, LP. Mr. Weiss has served as managing director, portfolio manager and research analyst of Robeco since 1999. Prior thereto, Mr. Weiss was an equity analyst at Bear Stearns & Co. Although each manager is responsible for selecting individual securities in different sectors, Mr. Shuster has ultimate veto power and is responsible for cash weighting, sector allocations, and capitalization weightings.

For the fiscal year ended August 31, 2006, the Fund paid 0.90% (expressed as a percentage of average net assets) to the Adviser for its services.

Marketing Arrangement

On July 20, 2005, Robeco USA L.L.C. entered into an agreement with Harbor Capital Advisors, Inc. (“Harbor”), an affiliate of the Adviser, pursuant to which Harbor will market all classes of shares of the Core Bond Fund, including the Investor Class Shares, to institutional investors that utilize one or more of the investment strategies offered by Robeco USA L.L.C. For these services, Robeco, successor to Robeco USA, L.L.C., will pay Harbor 0.10% of the net assets in the investor accounts. This fee will be calculated by Robeco on a monthly basis with the fee for each month calculated using an average of the value of the assets in investor accounts on the first business day of the month and the last business day of the month. The fee will be paid by Robeco to Harbor quarterly in arrears.

Other Service Providers

The following chart shows the Funds’ service providers and includes their addresses and principal activities.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Institutional Class shares of the Funds (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to the Institutional Class
NAV – =	Value of Liabilities Attributable to the Institutional Class

Number of Outstanding Shares of the Institutional Class

Each Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund shares at the NAV next determined after receipt of your order or request in proper form. The Fund will effect redemptions of Fund shares at the NAV next calculated after receipt of your order in proper form.

A Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

MarketTiming

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and the Adviser reserve the right to reject or restrict purchase requests from any investor. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise their right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the Small Cap Value Fund II and the Long/Short Equity Fund generally charge a redemption fee of 1% and 2%, respectively, on shares redeemed that have been held for less than one year. The WPG Funds generally charge a redemption fee of 2% on shares redeemed within 60 days of purchase. In addition, the Funds generally limit the number of exchanges to six (6) times per year (one exchange per calendar month). For further information on redemptions and exchanges, please see the sections titled “Shareholder Information-Redemption of Fund Shares” and “Shareholder Information-Exchange Privilege.”

Pursuant to the policy adopted by the Board of Directors, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. The Adviser reviews on a regular, periodic basis available information related to the trading activity in a Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Adviser, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Adviser will apply the criteria in a manner that, in the Adviser’s judgment, will be uniform. There is no assurance that the Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

Shareholder Service Fees

The Board of Directors of the Company has adopted a Shareholder Services Plan (the “Plan”) for the Fund’s Institutional Class shares authorizing the Fund to pay securities dealers, plan administrators or other service organizations (“Service Organizations”) who agree to provide certain shareholder and administrative services to plans or plan participants holding Institutional Class shares of the Fund a service fee at an annual rate of up to 0.10% of the average daily net asset value of Institutional Class Shares beneficially owned by such plan participants. The services provided under the Plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Funds. Please find more information on Service Organizations under the section entitled “Purchase of Fund Shares — Purchases through Intermediaries” in this Prospectus.

Purchase of Fund Shares

Shares representing interests in the Funds are offered continuously for sale by PFPC Distributors, Inc. (the “Distributor”).

Purchases Through Intermediaries. Shares of the Funds may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, PFPC Inc. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the appropriate Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. Each Fund cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of the Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, the Adviser may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual net asset value of accounts with the Company maintained by such Service Organization or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of each Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records. The minimum initial investment and the minimum additional investment in the Funds is as follows:

	Initial Investment		Additional Investment
Boston Partners Funds	$100,000		$5,000
All WPG Funds except Core Bond Fund	$100,000	*	$100
Core Bond Fund	$50,000		$5,000

*	Shareholders of the Large Cap Growth and Small Cap Value Funds prior to April 29, 2005 will not be subject to the minimum initial investment requirement disclosed in the above table with respect to accounts held in such shareholders’ record names prior to such date. The minimum initial investment requirement for such shareholders will be $2,500.

The minimum initial and subsequent investment requirements may be reduced or waived from time to time. For purposes of meeting the minimum initial purchase, purchases by clients which are part of endowments, foundations or other related groups may be combined. You can only purchase Shares of each Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries without being subject to the minimum investment limitations.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check ($100,000 minimum, except Core Bond Fund $50,000) payable to the Fund. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

Robeco [name of Fund]	Robeco [name of Fund]
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

Initial Investment By Wire. Shares of each Fund may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073. Funds should be wired to:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA# 0310-0005-3

Account # 86-1108-2507

F/B/O Robeco [name of fund]

Ref. (Account Number)

Shareholder or Account Name

Federal funds wire purchases will be accepted only on days when the NYSE and PNC Bank, N.A. are open for business.

Additional Investments. Additional investments may be made at any time (minimum additional investment $5,000; Large Cap Growth and Small Cap Value Funds $100) by purchasing Shares of any Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to Robeco [name of Fund]) or by wiring monies to PNC Bank, N.A. as outlined under “Initial Investment by Wire.” For each Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days.

Automatic Investment Plan. Additional investments in Shares of the Funds may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan (Boston Part -

ners Funds $5,000 minimum/ WPG Funds $50). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Retirement Plans. Shares may be purchased in conjunction with individual retirement accounts (“IRAs”) and rollover IRAs where PFPC Trust Company and Mellon Bank N.A. act as custodian for the Boston Partners Funds and for the WPG Funds, respectively. A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact the Transfer Agent at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Funds. Subject to Board of Directors’ discretion, the Adviser will monitor each Fund’s total assets and may decide to close any of the Funds at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, the Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If a Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.	Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

b.	Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund,

c.	Employees of the Adviser and their spouses, parents and children, and

d.	Directors of the Company.

Other persons who are shareholders of other Robeco Boston Partners Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Funds’ Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

The Company’s officers are authorized to waive the minimum initial and subsequent investment requirements.

Currently, the Robeco Boston Partners Small Cap Value Fund II is closed to new investors, subject to the limitations discussed above. In addition, the Robeco Boston Partners Long/Short Equity Fund is closed to new and existing shareholders, except defined contribution plans (excluding IRA accounts) currently invested in the Fund.

Good Order. You must include complete and accurate required information on your purchase request. Please see “Purchase of Fund Shares” for instructions. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment firm will send your request to redeem Shares to the Fund’s transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Funds at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of each Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where PFPC Trust Company and Mellon Bank N.A. act as custodians for the Boston Partners Funds and for the WPG Funds, respectively). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by a Fund. There is generally no charge for a redemption. However, with the exception of defined contribution plans, if a shareholder of the Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund redeems Shares held for less than one year, a transaction fee of 1%

or 2%, respectively, of the NAV of the Shares redeemed at the time of redemption will be charged. In addition, with the exception of defined contribution plans, if a shareholder of the WPG Funds redeems Shares held for less than 60 days, a transaction fee of 2% of the NAV of the Shares redeemed at the time of redemption will be charged. For purposes of this redemption feature, Shares purchased first will be considered to be Shares first redeemed.

Redemption By Mail. Your redemption requests should be addressed to Robeco [name of Fund], c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to Robeco [name of Fund], c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a.	Name of the Fund;

b.	Account number;

c.	Your Share certificates, if any, properly endorsed or with proper powers of attorney;

d.	A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.	Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemptions.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Transaction Fee on Certain Redemptions of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund and the WPG Funds

The Robeco Boston Partners Small Cap Value Fund II requires the payment of a transaction fee on redemptions of Shares held for less than one year equal to 1.00% of the NAV of such Shares redeemed at the time of redemption. The Robeco Boston Partners Long/Short Equity Fund requires the payment of a transaction fee on redemption of Shares held for less than one year equal to 2.00% of the NAV of such Shares redeemed at the time of redemption. The Robeco WPG Funds require the payment of a transaction fee on redemption of Shares held for less than 60 days equal to 2.00% of the NAV of such Shares redeemed at the time of redemption. This additional transaction fee is paid to each Fund, NOT to the Adviser, Distributor or Transfer Agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to defined contribution plans or to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The additional transaction fee is intended to limit short-term trading in each Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. These costs include: (i) brokerage costs; (ii) market impact costs — i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (iii) the realization of capital gains by the other shareholders in each Fund; and (iv) the effect of the “bid-ask” spread in the over-the-counter market. The transaction fee represents each Fund’s estimate of the brokerage and other transaction costs which may be incurred by each Fund in disposing of stocks in which each Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to each Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Funds. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions of the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund or the WPG Funds. The Funds reserve the right, at their discretion, to waive, modify or terminate the additional transaction fee.

Each Fund will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of Shares held in your account. The short-term redemption fee will be assessed on the net asset value of those Shares calculated at the time the redemption is effected.

Systematic Withdrawal Plan — WPG Funds only. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $50. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds’ transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Involuntary Redemption. The Funds reserve the right to redeem a shareholder’s account in any Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund and the WPG Funds will not be charged when Shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of the Funds recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Funds to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by a Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of a Fund.

Proper Form. You must include complete and accurate required information on your redemption request. Please see “Redemption of Fund Shares” for instructions. Redemption requests not in proper form may be delayed.

Exchange Privilege

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Institutional Class Shares of any Robeco Investment Fund for Institutional Class Shares of another Robeco Investment Fund, up to six (6) times per year (one exchange per calendar month). Such an exchange will be effected at the NAV of the exchanged Institutional Class Shares and the NAV of the Institutional Class Shares to be acquired next determined after PFPC’s receipt of a request for an exchange. An exchange of the Robeco Boston Partners Small Cap Value Fund II or Robeco Boston Partners Long/Short Equity Fund Shares held for less than one year (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 1.00% with respect to the Robeco Boston Partners Small Cap Value Fund II and 2.00% with respect to the Robeco Boston Partners Long/Short Equity Fund. An exchange of the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund or Robeco WPG Small Cap Value Fund held for less than 60 days (with the exception of Shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to a transaction fee of 2.00% with respect to the Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund or Robeco WPG Small Cap Value Fund. An exchange of Shares will be treated as a sale for federal income tax purposes. A shareholder may make an exchange by sending a written request to the Transfer Agent or, if authorized, by telephone (see “Redemption by Telephone” above). Defined contribution plans are not subject to the above exchange limitations, including any applicable redemption fee.

If the exchanging shareholder does not currently own Institutional Class Shares of the Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which Shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. See “Redemption by Mail” for information on signature guarantees. The exchange privilege may be modified or terminated at any time, or from time to time, by the Funds, upon 60 days’ written notice to shareholders.

If a shareholder wants to exchange shares into a new account in a Fund, the dollar value of the Shares acquired must equal or exceed the Fund’s minimum investment requirement for a new account. If a shareholder wants to exchange shares into an existing account, the dollar value of the shares must equal or exceed the Fund’s minimum investment requirement for additional investments. If an amount remains in the Fund from which the exchange is being made that is below the minimum account value required, the account will be subject to involuntary redemption.

The Funds’ exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of the Funds and increase transaction costs, the Funds have established a policy of limiting excessive exchange activity. Shareholders are entitled to six (6) exchange redemptions (one exchange per calendar month) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other Robeco Investment Funds) that is deemed to be disruptive to efficient portfolio management.

Dividends and Distributions

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Core Bond Fund will declare dividends from net investment income daily and pay such dividends monthly. The Robeco Boston Partners Funds, Robeco WPG Large Cap Growth Fund and Robeco WPG Small Cap Value Fund will declare and pay dividends from net investment income annually. Ordinary income for the Large Cap Growth Fund and the WPG Small Cap Value Fund, in certain circumstances, may be “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate as described below. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Funds at least annually. The estimated amount of any annual distribution will be posted to Robeco’s website at www.robecoinvest.com or a free copy may be obtained by calling (888) 261-4073.

The Funds may pay additional distributions and dividends at other times if necessary for a Fund to avoid U.S. federal tax. The Funds’ distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations. In addition, the Core Bond Fund does not expect to pay dividends eligible for this treatment because it will generally invest in debt instruments and not in shares of stock on which dividend income will be received.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign shareholders. Distributions by a Fund to a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a “foreign shareholder”) will generally be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate), unless one of the following exceptions applies. Withholding will not apply if a distribution paid by a Fund to a foreign shareholder is “effectively connected” with a U.S. trade or business of the shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of capital gains (aside from capital gains on REIT shares) are not subject to withholding tax, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily may be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year. In addition, foreign shareholders who are prepared to file U.S. federal income tax returns should generally be able to obtain a refund of any withholding taxes deducted from distributions attributable to interest earned by the Fund from U.S. sources.

State and Local Taxes. You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will change after 2010. Additionally, the provision exempting foreign shareholders from tax on distributions of short-term capital gains and portfolio interest is scheduled to sunset for the Funds’ taxable years beginning after December 31, 2007.

More information about taxes is contained in the SAI.

Multi-Class Structure

Each Fund, except the Robeco WPG Large Cap Growth and Small Cap Value Funds, also offers Investor Class Shares, which are offered directly to individual investors in a separate prospectus. In addition, the Robeco WPG Core Bond Fund offers Retirement Class Shares to defined contribution plans in a separate prospectus. Shares of each class of a Fund represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Institutional Class Shares of a Fund can be expected to differ from the total return on Investor Class Shares or Retirement Class Shares of the same Fund. Information concerning other classes of the Funds can be requested by calling the Funds at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS’ SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi–Annual Reports

These reports contain additional information about each Fund’s investments, describe each Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Funds’ performance during their last fiscal year.

The annual and semi-annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated December 31, 2006, (as revised January 1, 2007) has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi–annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus (and is legally part of the prospectus). The SAI is not available on the Adviser’s website because a copy may be obtained by calling (888) 261-4073.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday–Friday. Call: (888) 261-4073 or visit the website of Robeco at http://www.robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427

P.O. Box Address:

Robeco Investment Funds, c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Funds, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at (202) 551-8090.

INVESTMENT COMPANY ACT FILE NO. 811–05518

Retirement Class

Robeco Investment Funds

of the RBB Fund, Inc.

Prospectus December 31, 2006

as revised January 1, 2007

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Robeco WPG Core Bond Fund

The securities described in this prospectus have been registered with the Securities and Exchange Commission (“SEC”). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

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A look at the goals, strategies, risks, expenses and financial history of the Robeco WPG Core Bond Fund.

Details about the Fund’s service providers.

Policies and instructions for opening, maintaining and closing an account in any of the Robeco Investment Funds.

INTRODUCTION 3

DESCRIPTION OF THE ROBECO INVESTMENT FUND

Robeco WPG Core Bond Fund4

MORE ABOUT THE FUND’S INVESTMENTS AND RISKS9

Disclosure of Portfolio Holdings10

MANAGEMENT OF THE FUND

Investment Adviser11

Portfolio Managers11

Other Service Providers12

SHAREHOLDER INFORMATION

Pricing of Fund Shares13

Market Timing13

Purchase of Fund Shares14

Redemption of Fund Shares17

Dividends and Distributions18

Taxes18

Shareholder Services Plan19

Multi-Class Structure19

FINANCIAL HIGHLIGHTS20

FOR MORE INFORMATIONBack Cover

2

INTRODUCTION

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Retirement Class of the Robeco WPG Core Bond Fund (the “Fund”) of The RBB Fund, Inc. (the “Company”).

Robeco Investment Management, Inc. (“Robeco” or the “Adviser”) provides investment advisory services to the Fund.

This Prospectus has been organized so that the Fund has its own short section with important facts about the goals, strategies, risks, expenses and financial history of the Fund. Once you read this section about the Fund, read the “Purchase of Fund Shares” and “Redemption of Fund Shares” sections. These two sections apply to the Fund offered by this Prospectus.

3

ROBECO WPG CORE BOND FUND

IMPORTANT DEFINITIONS

Bonds: A bond is a type of fixed income or debt security. When a fund buys a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond matures when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.

Derivatives: A derivative is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

Duration: As used in this Prospectus, duration means the weighted average term to maturity of a fixed income security’s cash flows, based on their present values. Duration, which is expressed as a number of years from the purchase date of a security, can be used as a single measurement to compare fixed income securities with different issue dates, maturity dates, coupon rates and yields to maturity.

Investment Goal

Current income, consistent with capital preservation. The Fund’s investment goal is not fundamental and may be changed without shareholder approval by the Company’s Board of Directors.

Primary Investment Strategies

Investments: The Fund invests substantially all, but at least 80%, of its net assets (including any borrowings for investment purposes) in U.S. dollar denominated or quoted bonds issued by domestic or foreign companies or governmental entities. The Fund may invest in all types of bonds, including notes, mortgage-backed and asset-backed securities (including mortgage-backed derivative securities), convertible debt securities, municipal securities, and short-term debt securities. The Fund may also invest in fixed income securities of all types, including preferred stock. The Fund will notify shareholders in writing at least 60 days prior to any change in its policy to invest at least 80% of its net assets in one or more particular types of securities.

Credit Quality: Investment grade only. This means bonds that are rated in one of the top four long-term rating categories by at least one major rating agency or are of comparable credit quality.

Duration: Average dollar weighted portfolio duration between three and seven years, but individual bonds may be of any duration. The Fund’s duration will generally be in a narrow range relative to the duration of its benchmark, the Lehman Brothers Aggregate Index.

Strategies: There are three principal factors in the Adviser’s selection process — maturity allocation, sector allocation and individual security selection.

■	The Adviser studies the relationship between bond yields and maturities under current market conditions and identifies maturities with high yields relative to the amount of risk involved.

■	The Adviser uses qualitative and quantitative methods to identify bond sectors that it believes are undervalued or will outperform other sectors. Sectors include U.S. Treasury securities and U.S. government agency securities, as well as corporate, mortgage-backed and asset-backed securities.

■	After the Fund’s maturity and sector allocations are made, the Adviser selects individual bonds within each sector. The Adviser performs both fundamental and quantitative analyses, looking at:

•	Stable or improving issuer credit quality;

•	Market inefficiencies that cause individual bonds to have high relative values; and

•	Structural features of securities, such as callability, liquidity, and prepayment characteristics and expectations.

•	The Adviser anticipates that the Fund’s strategy will result in active trading of the Fund’s portfolio securities and a high portfolio turnover rate.

Key Risks

You could lose money on your investment in the Fund or the Fund could underperform other possible investments if any of the following occurs:

•	Interest rates rise, causing the bonds in the Fund’s portfolio to drop in value.

•	The issuer or guarantor of a bond owned by the Fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit. The U.S. government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

•	As a result of declining interest rates, the issuer of a bond exercises the right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding bonds. This is known as call or prepayment risk.

•	As a result of declining interest rates, the Fund may be able to invest only in lower yielding bonds, decreasing the Fund’s yield. This is known as interest risk.

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•	When interest rates are rising, the average life of a bond is generally extended because of slower than expected principal payments. This will lock in a below-market interest rate, increase the bond’s duration and reduce the value of the bond. This is known as extension risk.

•	The Adviser’s judgments about the attractiveness, relative value or potential income of particular sectors or bonds proves to be wrong.

•	To the extent the Fund invests in bonds issued by foreign companies, the Fund may suffer losses or underperform compared to U.S. bond markets. The markets for foreign bonds may be smaller and less liquid than U.S. markets and less information about foreign companies may be available due to less rigorous accounting or disclosure standards. These risks are more pronounced to the extent the Fund invests in issuers in emerging market countries or significantly in one country.

•	To the extent the Fund has high portfolio turnover, it will generally incur additional transaction costs, which could detract from the Fund’s performance. The higher portfolio turnover rate may lead to the realization and distribution to shareholders of higher capital gains.

There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund may invest heavily in asset-backed and mortgage-related securities. Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because of inherent severe sensitivity to the level of interest rates.

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Risk/Return Information

Retirement Class Shares of the Robeco WPG Core Bond Fund commenced operations on September 1, 2005 and do not have a long-term performance record. The bar chart and table below illustrate the long-term performance of the Institutional Class Shares of the Fund, which are offered in a separate prospectus. The performance for periods prior to April 29, 2005 represents the performance of the WPG Core Bond Fund (the “Predecessor Fund”). The Predecessor Fund began operations on September 11, 1985, as a separate portfolio of Weiss, Peck & Greer Funds Trust. On April 29, 2005, the Predecessor Fund was reorganized as a new portfolio of the Company. Prior to the reorganization, the Predecessor Fund offered only one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Institutional Class Shares of the Fund. The Retirement Class Shares of the Fund would have similar total and average annual total returns because the shares are invested in the same investment portfolio of securities. The total and average annual total returns differ only to the extent that the classes do not have the same expenses.

The bar chart below shows you how the performance of the Fund’s Institutional Class Shares has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:            4.70% (quarter ended September 30, 2002)

Worst Quarter:       (2.62)% (quarter ended June 30, 2004)

As of September 30, 2006, the year to date return was 2.46% and 30-day yield was 4.86%. Call 1-888-261-4073 for current yields.

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Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class Shares both before and after taxes for the past calendar year, past five calendar years and past 10 calendar years to the average annual total returns of a broad-based securities market index for the same periods. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the one year, five year and 10 year periods compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future.

	Average Annual Total Returns (for the Periods Ended December 31, 2005)
	1 Year	5 Years	10 Years
Robeco WPG Core Bond Fund
Return Before Taxes	2.09%	6.35%	6.24%
Returns After Taxes on Distributions	0.79%	4.92%	4.30%
Returns After Taxes on Distributions and Sale of Fund Shares	1.35%	4.58%	4.12%
Lehman Brothers Aggregate Index (reflects no deduction for fees, expenses or taxes)(1)	0.80%	5.87%	6.19%

(1)	The Lehman Brothers Aggregate Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate debt securities, mortgage pass-through securities, and asset-backed securities. The Index is unmanaged and cannot be invested in directly.

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Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Retirement Class Shares of the Fund. The table is based on expenses for the Retirement Class Shares of the Fund for the fiscal year ended August 31, 2006.

Retirement Class
Shareholder Fees (paid directly from your investment)

Redemption fee	None

Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)

Management fees	0.45%
Distribution (12b-1) fees	None
Other Expenses (1)	0.44%

Total annual Fund operating expenses	0.89%
Fee waivers/expense reimbursements (2)	(0.36)%

Net expenses	0.53%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

(1)	Other expenses include audit, administration, custody, legal, registration, transfer agency and shareholder services fees and miscellaneous other charges. The Board of Directors approved a Shareholder Services Plan, which permits the Fund to pay fees of up to 0.10% of the average daily net assets of the Fund’s Retirement Class Shares to certain Shareholder Organizations for services for the benefit of customers. A $15.00 custodial maintenance fee is charged per IRA account per year (which are included in Other Expenses).

(2)	The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit Total annual Fund operating expenses to 0.53% of the Fund’s average daily net assets through December 31, 2007.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% return each year, that the operating expenses of the Fund remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Retirement Class	$54	$248	$458	$1,063

*	The waiver and reimbursement arrangement agreed to by the Adviser, if not extended, will terminate on December 31, 2007. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement arrangement only for the first year.

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MORE ABOUT THE FUND’S INVESTMENTS AND RISKS

This section provides some additional information about the Fund’s investments and certain portfolio management techniques that the Fund may use. More information about the Fund’s investments and portfolio management techniques, some of which entail risks, is included in the Statement of Additional Information (“SAI”).

More About the Fund’s Principal Investments and Risks

Derivative Contracts. The Fund may, but need not, use derivative contracts for any of the following purposes:

•	To seek to hedge against the possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be bought;

•	As a substitute for buying or selling currencies or securities; or

•	To seek to enhance the Fund’s return in non-hedging situations.

Examples of derivative contracts include: futures and options on securities, securities indices or currencies; options on these futures; forward foreign currency contracts; and interest rate or currency swaps. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities in that the counterparty may default on its payment obligations or become insolvent. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Fixed Income Investments. The Fund may invest in all types of fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple ratings organizations, the Fund treats the security as being rated in the higher rating category. The Fund may choose not to sell securities that are downgraded below the Fund’s minimum accepted credit rating after their purchase.

Foreign Securities. The Fund may invest in U.S. dollar-denominated or traded securities of foreign issuers. Investments in securities of foreign entities and securities denominated or traded in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated or quoted in currencies other than the U.S. dollar. Emerging market investments offer the potential for significant gains but also involve greater risks than investing in more developed countries. Political or economic instability, lack of market liquidity and government actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities are particularly subject to prepayment risk. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. Mortgage derivatives and structured securities often employ features that have the effect of leverage. As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged. Mortgage derivatives can also become illiquid and hard to value in declining markets.

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The Fund may also use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations. In addition, if the Adviser’s prepayment assumptions are incorrect, the Fund may have performed better had the Fund not entered into the mortgage dollar roll.

Other Investment Companies. The Fund may invest up to 10% of its total assets in the securities of other investment companies not affiliated with the Adviser, but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. Among other things, the Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.

Portfolio Turnover. The Fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Fund’s performance.

Securities Lending. The Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by the Fund will not exceed 33 1/3% of the value of the Fund’s total assets. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Temporary Investments. The Fund may depart from its principal investment strategies in response to adverse market, economic, political or other conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the Fund were to take a temporary defensive position, it may be unable for a time to achieve its investment goal.

Disclosure of Portfolio Holdings

The Fund’s complete portfolio holdings are publicly available on the Adviser’s website at www.robecoinvest.com as of each calendar quarter end (March 31, June 30, September 30 and December 31) 30 days following the quarter end. Any postings will remain available on the website at least until the Funds file with the SEC their semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. A further description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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MANAGEMENT OF THE FUND

Investment Adviser

The Adviser is located at 909 Third Avenue, 31st Floor, New York, New York 10022, and is a subsidiary of Robeco Groep N.V., a Dutch public limited liability company (“Robeco Groep”). Effective January 1, 2007, Weiss, Peck and Greer Investments (“WPG”), the former entity that provided investment advisory services to the Core Bond Fund, merger into and with Robeco USA, Inc., with Robeco USA, Inc. remaining as the surviving entity. All employees of WPG are employees of the surviving entity as of that date. In addition, effective January 1, 2007, Robeco USA, Inc., which had been doing business under the name Robeco Investment Management, officially changed its name to Robeco Investment Management, Inc. Founded in 1929, Robeco Groep is one of the world’s oldest asset management organizations. As of September 30, 2006, Robeco Groep, through its investment management subsidiaries, had approximately $174 billion in assets under management. Robeco has over 30 years experience as an investment adviser to institutional and individual clients.

Subject to the general supervision of the Company’s Board of Directors, the Adviser manages the Fund’s portfolio and is responsible for the selection and management of all portfolio investments of the Fund in accordance with the Fund’s investment objective and policies.

A discussion regarding the basis for the Company’s Board of Directors’ approval of the Fund’s investment advisory agreement with the Adviser is available in the Fund’s annual report to shareholders dated August 31, 2006.

Portfolio Managers

Daniel S. Vandivort and Sid Bakst are the primary portfolio managers for the Fund. Since 1995, Mr. Vandivort has served as the senior managing director of Robeco. He is the senior macro economic policymaker for the fixed income group for Robeco. His influence in this regard directly impacts decisions in managing the weightings of sectors and yield curve weighting for the Fund. The “yield curve” is a graph representing yields offered for U.S. Treasury securities with maturities ranging from three months to 30 years. Mr. Vandivort currently serves as President of Robeco. Since 1998, Mr. Bakst has served as the managing director of Robeco. He is involved in the day-to-day management of the Fund including the selection of specific issuers and determining attractive prices at which to execute individual transactions within the investment grade corporate bond sector.

For the fiscal year ended August 31, 2006, the Fund paid 0.45% (expressed as a percentage of average net assets) to the Adviser for its services.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Marketing Arrangement

On July 20, 2005, Robeco USA L.L.C. entered into an agreement with Harbor Capital Advisors, Inc. (“Harbor”), an affiliate of the Adviser pursuant to which Harbor will market all classes of shares of the Core Bond Fund, including the Retirement Class shares, to institutional investors that utilize one or more of the investment strategies offered by Robeco USA L.L.C. For these services, Robeco, successor to Robeco, USA, L.L.C., will pay Harbor 0.10% of the net assets in the investor accounts. This fee will be calculated by Robeco on a monthly basis with the fee for each month calculated using an average of the value of the assets in investor accounts on the first business day of the month and the last business day of the month. The fee will be paid by Robeco to Harbor quarterly in arrears.

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Other Service Providers

The following chart shows the Fund’s other service providers and includes their addresses and principal activities.

Shareholders
Distribution and Shareholder Services
Principal Distributor
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406
Distributes shares and provides administrative services to beneficial shareholders of the Robeco Investment Funds.
Transfer Agent and Dividend Disbursing Agent
PFPC Inc.
301 Bellevue Parkway*
Wilmington, DE 19809
Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy, sell and exchange requests.
*Do not use this address for purchases and redemptions. Please see "Purchases of Fund Shares" and "Redemption of Fund Shares" sections for further instructions.
Asset Management
Investment Adviser
Robeco Investment Management, Inc.
909 Third Avenue, 31st Floor
New York, NY 10022
Manages the Fund's investment activities.
Custodian
Mellon Bank N.A.
135 Santilli Highway
Everett, MA 02149
Holds the Fund's assets, settles all portfolio trades and collects most of the valuation data required for calculating the Fund's net asset value.
Fund Operations
Administrator and Fund Accounting Agent
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Provides facilities, equipment and personnel to carry out administrative services related to the Fund and calculates the Fund's net asset value, dividends and distributions.
Board of Directors
Supervises the Funds' activities.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares

Retirement Class shares of the Fund (“Shares”) are priced at their net asset value (“NAV”). The NAV per share of the Fund is calculated as follows:

Value of Assets Attributable to the Retirement Class
NAV = –	Value of Liabilities Attributable to the Retirement Class

Number of Outstanding Shares of the Retirement Class

The Fund’s NAV is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is generally open Monday through Friday, except national holidays. The Fund will effect purchases of Fund shares at the NAV next determined after receipt of your order or request in proper form. The Fund will effect redemptions of Fund shares at the NAV next calculated after receipt of your order in proper form.

The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price, except for the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”). Equity securities listed on NASDAQ will be valued at the official closing price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. When prices are not available from such services or are deemed to be unreliable, securities may be valued by dealers who make markets in such securities. Foreign securities, currencies and other securities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. If a Fund holds foreign equity securities, the calculation of the Fund’s NAV will not occur at the same time as the determination of the value of the foreign equities securities in the Fund’s portfolio, since these securities are traded on foreign exchanges.

If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before a Fund prices its shares. In such instances, a foreign security may be fair valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments.

Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Market Timing

In accordance with the policy adopted by the Company’s Board of Directors, the Company discourages market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by long-term shareholders. The Company and the Adviser reserve the right to reject or restrict purchase requests from any investor. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise their right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company or the Adviser, has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Fund and its shareholders or would subordinate the interests of the Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

Pursuant to the policy adopted by the Board of Directors, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. The Adviser reviews on a regular, periodic basis available information related to the trading activity in a Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, the Adviser, on a periodic basis, examines transactions that exceed

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certain monetary thresholds or numerical limits within a period of time. If, in its judgment, the Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund. The Adviser may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. The Adviser will apply the criteria in a manner that, in the Adviser’s judgment, will be uniform. There is no assurance that the Adviser will be able to identify market timers, particularly if they are investing through intermediaries.

Purchase of Fund Shares

Shares representing interests in the Fund are offered continuously for sale by PFPC Distributors, Inc. (the “Distributor”).

Eligible Investors. Retirement Class shares of the Fund are generally available to certain tax-deferred retirement plans, including 401(k) plans, employer sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, held in plan level or omnibus accounts. Retirement Class shares also are available to individual retirement account (IRA) rollovers from eligible retirement plans that offer the Fund’s Retirement Class shares as an investment option. Retirement Class shares generally are not available to retail non-retirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and most IRAS or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA). A $15.00 custodial maintenance fee is charged per IRA account per year. For further information as to applications and annual fees, contact (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, you should consult with a tax advisor.

Eligible retirement plans generally may open an account and purchase Retirement Class shares by contacting any investment professional authorized to sell the Fund’s shares. Retirement Class shares may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or record keeper.

Plan Participants. Participants in retirement plans generally must contact the plan’s administrator to purchase or redeem shares. Shareholder services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this Prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants’ investments in the Fund. If the plan or a participant in the plan places an order through a plan administrator or broker-dealer properly authorized to accept orders as an agent of the Fund, the order may be processed at the net asset value per share next effective after receipt by that institution. If the after-hours trading authority of such agents is limited or restricted then the order may be processed at the net asset value per share next effective after receipt by the Fund.

Plan Sponsors and Administrators. Eligible retirement plans generally may open an account and purchase Retirement Class shares by contacting any investment firm or plan administrator authorized to sell the Fund’s shares. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator or by calling the Fund at 1-888-261-4073. If the retirement plan invests in Retirement Class shares of the Fund through other financial intermediaries, additional conditions may apply to an investment in the Fund, and the financial intermediary may charge a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Fund and its affiliates. In addition, the options and services available to a retirement plan may be different from those discussed in this Prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

IRA Rollover Accounts. IRA rollover from eligible retirement plans that offer the Fund’s Retirement Class shares are eligible to open an account and purchase Retirement Class shares by contacting any investment firm authorized to sell the Fund’s shares. You can obtain an application from your investment firm or by calling the Fund at 1-888-261-4073. You may also open your Retirement Class shares account by completing an account application and sending it to the Fund’s transfer agent by mail. If a retirement plan invests in Retirement Class shares of the Fund through investment professionals or other financial intermediaries, additional conditions may apply, and the investment professional or financial intermediary may charge a transaction-based or other fee for their services. These conditions and fees are in addition to those imposed by the Fund and its affiliates. In addition, the options and services available to an IRA rollover account may be different from those discussed in this Prospectus. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Purchases Through Intermediaries. Shares of the Fund may also be available through certain brokerage firms, financial institutions and other industry professionals (collectively, “Service Organizations”). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Company. Therefore, you should contact the Service Organization acting on your behalf concerning the fees (if any) charged in

14

connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing your accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Company in accordance with their agreements with the Company or its agent and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Company or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Company’s pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Company will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order if the order is actually received by the Company in good order not later than the next business morning. If a purchase order is not received by the Fund in good order, PFPC Inc. (the “Transfer Agent”) will contact the financial intermediary to determine the status of the purchase order. Orders received by the Company in good order will be priced at the Fund’s NAV next computed after they are deemed to have been received by the Service Organization or its authorized designee.

The Company relies upon the integrity of Service Organizations to ensure that orders are timely and properly submitted. The Fund cannot assure you that a Service Organization properly submitted to it all purchase and redemption orders received from the Service Organization’s customers before the time for determination of the Fund’s NAV in order to obtain that day’s price.

For administration, subaccounting, transfer agency and/or other services, the Adviser may pay Service Organizations and certain recordkeeping organizations a fee (the “Service Fee”) of the average annual NAV of accounts with the Company maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

General. You may also purchase Shares of the Fund at the NAV per share next calculated after your order is received by the Transfer Agent in proper form as described below. After an initial purchase is made, the Transfer Agent will set up an account for you on the Company records.

You can only purchase Shares of the Fund on days the NYSE is open and through the means described below. Shares may be purchased by principals and employees of the Adviser and its subsidiaries and by their spouses and children either directly or through any trust that has the principal, employee, spouse or child as the primary beneficiaries, their individual retirement accounts, or any pension and profit-sharing plan of the Adviser and its subsidiaries.

Initial Investment By Mail. An account may be opened by completing and signing the application included with this Prospectus and mailing it to the Transfer Agent at the address noted below, together with a check payable to the Fund. Third party checks will not be accepted.

Regular Mail:	Overnight Mail:

Robeco WPG Core Bond Fund	Robeco WPG Core Bond Fund
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 9816	101 Sabin Street
Providence, RI 02940	Pawtucket, RI 02860-1427

The name of the Fund to be purchased should be designated on the application and should appear on the check. Payment for the purchase of Shares received by mail will be credited to a shareholder’s account at the NAV per share of the Fund next determined after receipt of payment in good order.

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Initial Investment By Wire. Shares of the Fund may be purchased by wiring federal funds to PNC Bank, N.A. (see instructions below). A completed application must be forwarded to the Transfer Agent at the address noted above under “Initial Investment by Mail” in advance of the wire. For the Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. (Prior notification must also be received from investors with existing accounts.) Request account information and routing instructions by calling the Transfer Agent at (888) 261-4073. Funds should be wired to:

PNC Bank, N.A.

Philadelphia, Pennsylvania 19103

ABA # 0310-0005-3

Account # 86-1108-2507

F/B/O Robeco WPG Core Bond Fund

Ref. (Account Number)

Shareholder or Account Name

Federal funds wire purchases will be accepted only on days when the NYSE and PNC Bank, N.A. are open for business.

Additional Investments. Additional investments may be made at any time by purchasing Shares of the Fund at the NAV per Share of the Fund by mailing a check to the Transfer Agent at the address noted under “Initial Investment by Mail” (payable to Robeco WPG Core Bond Fund) or by wiring monies to PNC Bank, N.A. as outlined under “Initial Investment by Wire.” For the Fund, notification must be given to the Transfer Agent at (888) 261-4073 prior to 4:00 p.m., Eastern time, on the wire date. Initial and additional purchases made by check cannot be redeemed until payment of the purchase has been collected. This may take up to 15 calendar days.

Automatic Investment Plan. Additional investments in Shares of the Fund may be made automatically by authorizing the Transfer Agent to withdraw funds from your bank account through an Automatic Investment Plan ($100 minimum). Investors desiring to participate in an Automatic Investment Plan should call the Transfer Agent at (888) 261-4073.

Other Purchase Information. The Company reserves the right, in its sole discretion, to suspend the offering of Shares or to reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interests of the Fund. Subject to Board of Directors’ discretion, the Adviser will monitor the Fund’s total assets and may decide to close the Fund at any time to new investments or to new accounts due to concerns that a significant increase in the size of the Fund may adversely affect the implementation of the Fund’s strategy. Subject to Board of Directors’ discretion, the Adviser may also choose to reopen a closed Fund to new investments at any time, and may subsequently close such Fund again should concerns regarding the Fund’s size recur. If the Fund closes to new investments, generally the closed Fund would be offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

a.	Persons who already hold Shares of the closed Fund directly or through accounts maintained by brokers by arrangement with the Company,

b.	Existing and future clients of financial advisers and planners whose clients already hold Shares of the closed Fund,

c.	Employees of the Adviser and their spouses, parents and children, and

d.	Directors of the Company.

Other persons who are shareholders of other Robeco Investment Funds are not permitted to acquire Shares of the closed Fund by exchange. Distributions to all shareholders of the closed Fund will continue to be reinvested unless a shareholder elects otherwise. The Adviser, subject to the Board of Directors’ discretion, reserves the right to implement other purchase limitations at the time of closing, including limitations on current shareholders.

Purchases of the Fund’s Shares will be made in full and fractional shares of the Fund calculated to three decimal places.

Good Order. You must include complete and accurate required information on your purchase request. Purchase requests not in good order may be rejected.

Customer Identification Program. Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent

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permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in a Company portfolio or to involuntarily redeem an investor’s Shares and close an account in the event that an investor’s identity is not verified. The Company and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s Shares when an investor’s identity cannot be verified.

Redemption of Fund Shares

Normally, your investment firm will send your request to redeem Shares to the Fund’s transfer agent. Consult your investment professional for more information. You can redeem some or all of your Fund Shares directly through the Fund only if the account is registered in your name. All IRA shareholders must complete an IRA withdrawal form to redeem shares from their IRA account.

You may redeem Shares of the Fund at the next NAV calculated after a redemption request is received by the Transfer Agent in proper form. You can only redeem Shares on days the NYSE is open and through the means described below.

You may redeem Shares of the Fund by mail, or, if you are authorized, by telephone (excluding retirement accounts where Mellon Bank N.A. acts as custodian). The value of Shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund. There is generally no charge for a redemption.

Redemption By Mail. Your redemption requests should be addressed to Robeco WPG Core Bond Fund, c/o PFPC Inc., P.O. Box 9816, Providence, RI 02940; for overnight delivery, requests should be addressed to Robeco WPG Core Bond Fund, c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860-1427 and must include:

a.	Name of the Fund;

b.	Account number;

c.	Your Share certificates, if any, properly endorsed or with proper powers of attorney;

d.	A letter of instruction specifying the number of Shares or dollar amount to be redeemed, signed by all registered owners of the Shares in the exact names in which they are registered;

e.	Medallion signature guarantees are required when (i) the redemption proceeds are to be sent to someone other than the registered shareholder(s) or (ii) the redemption request is for $10,000 or more. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion Program recognized by the Securities Transfer Association. The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable; and

f.	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Redemption By Telephone. In order to request a telephone redemption, you must have returned your account application containing a telephone election. To add a telephone redemption option to an existing account, contact the Transfer Agent by calling (888) 261-4073. Please note that IRA accounts are not eligible for telephone redemptions.

Once you are authorized to utilize the telephone redemption option, a redemption of Shares may be requested by calling the Transfer Agent at (888) 261-4073 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. A wire charge of $7.50 is assessed and charged to the shareholder. If the telephone redemption option or the telephone exchange option is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding and shareholders, not the Company or the Transfer Agent, bear the risk of loss in the event of unauthorized instructions reasonably believed by the Company or the Transfer Agent to be genuine. The Company and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Company and the Transfer Agent in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

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Systematic Withdrawal Plan. If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to the Transfer Agent at P.O. Box 9816, Providence, RI 02940. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $50. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at NAV. To provide funds for payment, Shares will be redeemed in such amounts as are necessary at the redemption price. The systematic withdrawal of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a systematic withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund’s transfer agent at least ten Business Days prior to the end of the month preceding a scheduled payment.

Involuntary Redemption. The Fund reserves the right to redeem a shareholder’s account in the Fund at any time the value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in the Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. The transaction fee applicable to the Fund will not be charged when Shares are involuntarily redeemed.

Other Redemption Information. Redemption proceeds for Shares of the Fund recently purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen days from the purchase date. Shareholders can avoid this delay by utilizing the wire purchase option.

Other than as described above, payment of the redemption proceeds will be made within seven days after receipt of an order for a redemption. The Company may suspend the right of redemption or postpone the date at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in the payment of redemptions. The Company has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder of the Fund.

Proper Form. You must include complete and accurate required information on your redemption request. Redemption requests not in proper form may be delayed.

Dividends and Distributions

The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

The Fund will declare dividends from net investment income daily and pay such dividends monthly. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually.

The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid U.S. federal tax. The Fund’s distributions and dividends, whether received in cash or reinvested in additional Fund Shares, are subject to U.S. federal income tax.

Taxes

Distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

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Shareholder Services Plan

Shares representing interests in the Retirement Class of the Fund are offered continuously for sale by PFPC Distributors, Inc. (the “Distributor”). The Board of Directors of the Company has adopted a Shareholder Services Plan (the “Plan”) for the Fund’s Retirement Class Shares authorizing the Fund to pay securities dealers, plan administrators or other service organizations (“Service Organizations”) who agree to provide certain shareholder and administrative services to plans or plan participants holding Retirement Class Shares of the Fund a service fee at an annual rate of up to 0.10% of the average daily net asset value of Retirement Class Shares beneficially owned by such plan participants. The services provided under the Plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Funds. Please find more information on Service Organizations under the section entitled “Purchase of Fund Shares — Purchases through Intermediaries” in this Prospectus.

Multi-Class Structure

The Fund also offers Institutional Class Shares and Investor Class Shares which are offered directly to investors in separate Prospectuses. Shares of each class of the Fund represent equal pro rata interests and accrue dividends and calculate NAV and performance quotations in the same manner. The performance of each class is quoted separately due to different actual expenses. The total return on Retirement Class Shares of the Fund can be expected to differ from the total return on Institutional Class Shares and Investor Class Shares of the Fund. Information concerning other classes of the Fund can be requested by calling the Fund at (888) 261-4073.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND’S SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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FINANCIAL HIGHLIGHTS

The table below sets forth certain financial information for Retirement Class Shares of the Fund for the period September 1, 2005 (commencement of operations of Retirement Class Shares) through August 31, 2006, including per share information results for a single Fund share. The term “Total investment return” indicates how much your investment would have increased or decreased during this period of time and assumes that you have reinvested all dividends and distributions. The information for this period has been audited by PricewaterhouseCoopers LLP, the Fund’s former independent registered public accounting firm. This information should be read in conjunction with the Fund’s financial statements which, together with the report of the independent registered public accounting firm, are included in the Fund’s annual report for the fiscal year ended August 31, 2006, which is available upon request (see back cover for ordering instructions).

	Core Bond Fund
	For the Period September 1, 2005* to August 31, 2006
	Retirement Class
Per Share Operating Performance
Net asset value, beginning of period	$10.86

Net investment income	0.44	**
Net realized and unrealized gain/(loss) on investments	(0.36)
Dividends/Distributions to shareholders from:
Net investment income	(0.44)
Net realized capital gains	—

Total dividends and distributions to shareholders	(0.44)

Net asset value, end of period	$10.50

Total investment return(1)	0.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20
Ratio of expenses to average net assets	0.50	%(3)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend expense)	0.86%
Ratio of net investment income to average net assets	4.21%
Portfolio turnover rate	626.69	%(2)

*	Commencement of operations.

**	Calculated based on average shares outstanding for the period.

(1)	Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	The portfolio turnover rates excluding mortgage dollar roll transactions were 295.59%, 295.21% and 573.60% for the year ended August 31, 2006, for the period ended August 31, 2005 and the year ended December 31, 2004, respectively.

(3)	Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.

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ROBECO INVESTMENT FUNDS

of

The RBB Fund, Inc.

(888) 261-4073

http://www.robecoinvest.com

For More Information:

This Prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Robeco Investment Funds is available free of charge, upon request, including:

Annual/Semi–Annual Reports

These reports contain additional information about the Fund’s investments, describes the Fund’s performance, list portfolio holdings, and discuss recent market conditions and economic trends. The annual report includes fund strategies that significantly affected the Fund’s performance during its last fiscal year. The annual and semi–annual reports to shareholders may be obtained by visiting http://www.robecoinvest.com.

Statement of Additional Information

An SAI, dated December 31, 2006 (as revised January 1, 2007) has been filed with the SEC. The SAI, which includes additional information about the Robeco Investment Funds, may be obtained free of charge, along with the annual and semi–annual reports, by calling (888) 261-4073. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally part of the Prospectus).

The SAI is not available on the Adviser’s website because a copy may be obtained by calling (888) 261-4073.

Shareholder Inquiries

Representatives are available to discuss account balance information, mutual fund prospectuses, literature programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday–Friday. Call: (888) 261-4073 or visit the website of Robeco at http: www.Robecoinvest.com.

Purchases and Redemptions

Call (888) 261-4073.

Written Correspondence

Street Address:

Robeco Investment Funds, c/o PFPC Inc., 101 Sabin Street, Pawtucket, Rl 02860-1427

P.O. Box Address:

Robeco Investment Funds, c/o PFPC Inc., P.O. Box 9816, Providence, Rl 02940

Securities and Exchange Commission

You may also view and copy information about the Company and the Fund, including the SAI, by visiting the SEC’s Public Reference Room in Washington, DC or the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov, or by sending your written request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-551-8090.

INVESTMENT COMPANY ACT FILE NO. 811–05518